FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06243
                                   ---------

                     FRANKLIN STRATEGIC SERIES
                     -------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ------------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  1/31/07
                           -------



Item 1. Schedule of Investments.


Franklin Strategic Series

QUARTERLY STATEMENTS OF INVESTMENTS

JANUARY 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin Aggressive Growth Fund ...........................................    3

Franklin Biotechnology Discovery Fund .....................................    6

Franklin Blue Chip Fund ...................................................    9

Franklin Flex Cap Growth Fund .............................................   12

Franklin Global Communications Fund .......................................   16

Franklin Global Health Care Fund ..........................................   19

Franklin Natural Resources Fund ...........................................   22

Franklin Small Cap Growth Fund II .........................................   25

Franklin Small-Mid Cap Growth Fund ........................................   29

Franklin Strategic Income Fund ............................................   34

Franklin Technology Fund ..................................................   48

Franklin U.S. Long-Short Fund .............................................   51

Notes to Statements of Investments ........................................   56

                                   [LOGO (R)]
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN AGGRESSIVE GROWTH FUND                                                  COUNTRY         SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS 96.2%
       COMMON STOCKS 95.9%
       COMMERCIAL SERVICES 3.4%
     a Concur Technologies Inc. ..................................................    United States       136,150     $   2,049,057
       Corporate Executive Board Co. .............................................    United States        41,430         3,758,944
       SEI Investments Co. .......................................................    United States        41,460         2,584,202
                                                                                                                      -------------
                                                                                                                          8,392,203
                                                                                                                      -------------
       COMMUNICATIONS 4.7%
     a NII Holdings Inc. .........................................................    United States       108,180         7,983,684
     a SBA Communications Corp. ..................................................    United States       121,960         3,623,432
                                                                                                                      -------------
                                                                                                                         11,607,116
                                                                                                                      -------------
       CONSUMER DURABLES 2.0%
 a,b,c Force Protection Inc., 144A, PIPES ........................................    United States        88,400         1,315,986
       Harman International Industries Inc. ......................................    United States        11,800         1,115,926
       Nintendo Co. Ltd. .........................................................        Japan             8,700         2,566,776
                                                                                                                      -------------
                                                                                                                          4,998,688
                                                                                                                      -------------
       CONSUMER NON-DURABLES 1.6%
     a Coach Inc. ................................................................    United States        84,830         3,890,304
                                                                                                                      -------------
       CONSUMER SERVICES 2.9%
     a Panera Bread Co. ..........................................................    United States        43,620         2,571,835
     a Starbucks Corp. ...........................................................    United States       100,190         3,500,639
       Strayer Education Inc. ....................................................    United States         8,500           967,045
                                                                                                                      -------------
                                                                                                                          7,039,519
                                                                                                                      -------------
       DISTRIBUTION SERVICES 0.5%
     a MWI Veterinary Supply Inc. ................................................    United States        35,844         1,174,249
                                                                                                                      -------------
       ELECTRONIC TECHNOLOGY 23.7%
     a Aerovironment Inc. ........................................................    United States        56,700         1,296,729
     a Apple Inc. ................................................................    United States        80,600         6,909,838
     a ASML Holding NV, N.Y. shs .................................................     Netherlands         96,430         2,460,894
     a Broadcom Corp., A .........................................................    United States       121,400         3,875,088
     a Cisco Systems Inc. ........................................................    United States       293,900         7,814,801
       Garmin Ltd. ...............................................................   Cayman Islands        73,000         3,666,060
       Harris Corp. ..............................................................    United States        38,830         1,973,341
     a Hittite Microwave Corp. ...................................................    United States        30,400         1,057,312
     a Isilon Systems Inc. .......................................................    United States        43,700         1,009,033
     a Juniper Networks Inc. .....................................................    United States       135,590         2,456,891
       Microchip Technology Inc. .................................................    United States       103,620         3,601,831
     a Network Appliance Inc. ....................................................    United States       174,460         6,559,696
     a NVIDIA Corp. ..............................................................    United States        90,590         2,776,583
       Precision Castparts Corp. .................................................    United States        22,230         1,976,025
       QUALCOMM Inc. .............................................................    United States        95,180         3,584,479
     a Rackable Systems Inc. .....................................................    United States        91,820         1,753,762
     a SunPower Corp., A .........................................................    United States        29,500         1,306,850
     a Trimble Navigation Ltd. ...................................................    United States        68,520         3,876,861
                                                                                                                      -------------
                                                                                                                         57,956,074
                                                                                                                      -------------


                                         Quarterly Statements of Investments | 3

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN AGGRESSIVE GROWTH FUND                                                  COUNTRY         SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONTINUED)
       COMMON STOCKS (CONTINUED)
       FINANCE 8.0%
       BlackRock Inc. ............................................................    United States        33,680     $   5,650,157
       Chicago Mercantile Exchange Holdings Inc. .................................    United States         6,580         3,706,514
       The Goldman Sachs Group Inc. ..............................................    United States        36,550         7,754,448
       optionsXpress Holdings Inc. ...............................................    United States       103,250         2,452,187
                                                                                                                      -------------
                                                                                                                         19,563,306
                                                                                                                      -------------
       HEALTH SERVICES 3.4%
     a Allscripts Healthcare Solutions Inc. ......................................    United States        91,560         2,801,736
     a Covance Inc. ..............................................................    United States        41,560         2,562,174
     a WellPoint Inc. ............................................................    United States        38,200         2,994,116
                                                                                                                      -------------
                                                                                                                          8,358,026
                                                                                                                      -------------
       HEALTH TECHNOLOGY 14.0%
       Allergan Inc. .............................................................    United States        20,500         2,392,555
     a Celgene Corp. .............................................................    United States        88,600         4,756,048
     a Gen-Probe Inc. ............................................................    United States        35,100         1,815,372
     a Genentech Inc. ............................................................    United States        30,290         2,646,437
     a Gilead Sciences Inc. ......................................................    United States        72,530         4,665,130
     a Immucor Inc. ..............................................................    United States         7,000           220,780
       Medtronic Inc. ............................................................    United States        90,920         4,859,674
     a Myriad Genetics Inc. ......................................................    United States        66,790         2,387,075
       Roche Holding AG, ADR .....................................................     Switzerland         82,500         7,752,724
       Stryker Corp. .............................................................    United States        41,900         2,595,286
                                                                                                                      -------------
                                                                                                                         34,091,081
                                                                                                                      -------------
       INDUSTRIAL SERVICES 1.8%
     a FMC Technologies Inc. .....................................................    United States        30,190         1,869,667
       Schlumberger Ltd. .........................................................    United States        38,780         2,462,142
                                                                                                                      -------------
                                                                                                                          4,331,809
                                                                                                                      -------------
       RETAIL TRADE 9.6%
       American Eagle Outfitters Inc. ............................................    United States       112,180         3,632,388
       Best Buy Co. Inc. .........................................................    United States        99,640         5,021,856
     a Dick's Sporting Goods Inc. ................................................    United States        48,900         2,517,861
       Fastenal Co. ..............................................................    United States       136,770         5,098,786
     a Kohl's Corp. ..............................................................    United States        43,120         3,057,639
       The Men's Wearhouse Inc. ..................................................    United States        41,300         1,773,422
     a Zumiez Inc. ...............................................................    United States        70,490         2,319,121
                                                                                                                      -------------
                                                                                                                         23,421,073
                                                                                                                      -------------
       TECHNOLOGY SERVICES 18.1%
     a Adobe Systems Inc. ........................................................    United States        89,060         3,461,762
     a Akamai Technologies Inc. ..................................................    United States        33,570         1,885,963
     a Amdocs Ltd. ...............................................................    United States        70,380         2,440,778
     a Autodesk Inc. .............................................................    United States        75,060         3,281,623
     a Baidu.com Inc., ADR .......................................................        China            14,400         1,799,136
     a Cognizant Technology Solutions Cor p., A ..................................    United States        75,860         6,470,099
       Global Payments Inc. ......................................................    United States        92,860         3,506,394


4 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN AGGRESSIVE GROWTH FUND                                                  COUNTRY         SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONTINUED)
       COMMON STOCKS (CONTINUED)
       TECHNOLOGY SERVICES (CONTINUED)
     a Google Inc., A ............................................................    United States        17,790     $   8,918,127
     a Internap Network Services Corp. ...........................................    United States       122,900         2,239,238
       Paychex Inc. ..............................................................    United States       158,950         6,359,589
     a Salesforce.com Inc. .......................................................    United States        86,520         3,792,172
                                                                                                                      -------------
                                                                                                                         44,154,881
                                                                                                                      -------------
       TRANSPORTATION 2.2%
       C.H. Robinson Worldwide Inc. ..............................................    United States        99,330         5,269,457
                                                                                                                      -------------
       TOTAL COMMON STOCKS (COST $190,672,548) ...................................                                      234,247,786
                                                                                                                      -------------
       PREFERRED STOCK (COST $873,300) 0.3%
       ELECTRONIC TECHNOLOGY 0.3%
 a,b,c Dilithium Networks Inc., depository receipt, D, pfd., 144A, PIPES .........    United States       374,806           873,298
                                                                                                                      -------------
       TOTAL LONG TERM INVESTMENTS (COST $191,545,848) ...........................                                      235,121,084
                                                                                                                      -------------
       SHORT TERM INVESTMENT (COST $5,515,071) 2.3%
       MONEY MARKET FUND 2.3%
     d Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% ......    United States     5,515,071         5,515,071
                                                                                                                      -------------
       TOTAL INVESTMENTS (COST $197,060,919) 98.5% ...............................                                      240,636,155
       OTHER ASSETS, LESS LIABILITIES 1.5% .......................................                                        3,594,565
                                                                                                                      -------------
       NET ASSETS 100.0% .........................................................                                    $ 244,230,720
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 55.

a Non-income producing for the twelve months ended January 31, 2007.

b Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2007, the aggregate value of these securities was $2,189,284, representing 0.90% of net assets.

c See Note 4 regarding restricted securities.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 5

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                                        SHARES/WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 98.2%
      COMMON STOCKS AND WARRANTS 96.6%
      BIOTECHNOLOGY 77.4%
    a Adolor Corp. ..........................................................................            608,300      $   4,252,017
    a Advanced Life Sciences Holdings Inc. ..................................................            717,500          2,052,050
    a AEterna Zentaris Inc. (Canada) ........................................................            233,700            948,822
    a Affymax Inc. ..........................................................................            137,500          5,065,500
    a Alkermes Inc. .........................................................................             95,200          1,420,384
    a Ambrilla Biopharma Inc. (Canada) ......................................................            224,400            676,966
    a Amgen Inc. ............................................................................            372,800         26,233,936
    a ARIAD Pharmaceuticals Inc. ............................................................            253,900          1,299,968
    a Biogen Idec Inc. ......................................................................            497,122         24,030,878
    a Cadence Pharmaceuticals Inc. ..........................................................            116,300          1,422,349
    a Cardiome Pharma Corp. (Canada) ........................................................            405,128          4,626,562
    a Celgene Corp. .........................................................................            710,800         38,155,744
    a Cephalon Inc. .........................................................................             66,700          4,829,747
    a ConjuChem Biotechnologies Inc. (Canada) ...............................................          3,430,000          2,273,550
    a Critical Therapeutics Inc. ............................................................            617,880          1,149,257
a,b,c Critical Therapeutics Inc., wts., 10/26/11 ............................................            279,590            156,011
    a Dyax Corp. ............................................................................            621,600          2,150,736
    a Exelixis Inc. .........................................................................            234,400          2,297,120
    a Genentech Inc. ........................................................................            398,000         34,773,260
  a,d Gentium Spa, ADR (Italy) ..............................................................            174,800          3,819,380
    a Genzyme Corp. .........................................................................            349,900         22,998,927
    a Gilead Sciences Inc. ..................................................................            480,500         30,905,760
    a Human Genome Sciences Inc. ............................................................            290,100          3,417,378
    a Indevus Pharmaceuticals Inc. ..........................................................            841,000          5,407,630
    a InterMune Inc. ........................................................................            108,900          3,811,500
    a Invitrogen Corp. ......................................................................            152,300          9,325,329
  a,d Ista Pharmaceuticals Inc. .............................................................            262,200          2,032,050
    a Keryx Biopharmaceuticals Inc. .........................................................            690,300          7,876,323
    a Kosan Biosciences Inc. ................................................................            970,591          6,930,020
    a Mannkind Corp. ........................................................................            170,600          2,825,136
    a Medarex Inc. ..........................................................................            309,300          4,166,271
    a The Medicines Co. .....................................................................            291,700          8,931,854
    a Medicure Inc. (Canada) ................................................................            531,700            637,091
    a MedImmune Inc. ........................................................................            811,817         28,137,577
    a Momenta Pharmaceutical Inc. ...........................................................             69,600          1,342,584
    a Myriad Genetics Inc. ..................................................................            256,100          9,153,014
    a Onyx Pharmaceuticals Inc. .............................................................            215,200          2,550,120
    a Panacos Pharmaceuticals Inc. ..........................................................            280,400          1,096,364
    a PDL BioPharma Inc. ....................................................................            645,400         13,237,154
    a Renovis Inc. ..........................................................................            444,900          1,539,354
    a Seattle Genetics Inc. .................................................................             11,500             83,260
    a Theravance Inc. .......................................................................            151,400          5,196,048
    a Trimeris Inc. .........................................................................            349,800          4,708,308
    a Vanda Pharmaceuticals Inc. ............................................................            125,200          3,739,724
    a VaxGen Inc. ...........................................................................            205,400            442,637
    a Vertex Pharmaceuticals Inc. ...........................................................            221,300          7,822,955


6 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                                         SHARES/WARRANTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND WARRANTS (CONTINUED)
      BIOTECHNOLOGY (CONTINUED)
    a Vion Pharmaceuticals Inc. .............................................................          1,195,000      $   1,661,050
    a ViroPharma Inc. .......................................................................            307,800          5,241,834
    a Xenoport Inc. .........................................................................             83,500          1,990,640
                                                                                                                      -------------
                                                                                                                        358,842,129
                                                                                                                      -------------
      MEDICAL SPECIALTIES 4.5%
    a Advanced Magnetics Inc. ...............................................................            116,000          7,067,880
    a Applera Corp - Celera Group ...........................................................            105,000          1,665,300
    a Cypress Bioscience Inc. ...............................................................            436,300          3,603,838
  a,d Nektar Therapeutics ...................................................................            183,600          2,331,720
  a,d Penwest Pharmaceuticals Co. ...........................................................            285,600          4,066,944
    a Repro Therapeutics Inc. ...............................................................            146,000          2,007,500
                                                                                                                      -------------
                                                                                                                         20,743,182
                                                                                                                      -------------

      OTHER PHARMACEUTICALS 14.7%
    a ArQule Inc. ...........................................................................            469,209          3,073,319
  a,d AtheroGenics Inc. .....................................................................             81,900            966,420
    a Avexa Ltd. (Australia) ................................................................          7,385,000          3,327,267
  a,d Coley Pharmaceutical Group Inc. .......................................................            265,600          2,658,656
    a Endo Pharmaceuticals Holdings Inc. ....................................................            152,800          4,694,016
    a Inspire Pharmaceuticals Inc. ..........................................................            906,723          5,857,430
    a Iomai Corp. ...........................................................................            288,600          1,780,662
    a Labopharm Inc. (Canada) ...............................................................            258,200          1,406,469
    a Pharmion Corp. ........................................................................            179,300          5,710,705
    a POZEN Inc. ............................................................................            353,481          5,977,364
    a Sepracor Inc. .........................................................................            332,100         18,949,626
    a Somaxon Pharmaceuticals Inc. ..........................................................            151,100          2,008,119
      Teva Pharmaceutical Industries Ltd., ADR (Israel) .....................................            199,600          7,005,960
    a VIVUS Inc. ............................................................................          1,058,600          4,679,012
                                                                                                                      -------------
                                                                                                                         68,095,025
                                                                                                                      -------------
      TOTAL COMMON STOCKS AND WARRANTS (COST $294,075,363) ..................................                           447,680,336
                                                                                                                      -------------
      CONVERTIBLE PREFERRED STOCK (COST $5,065,936) 1.6%
      BIOTECHNOLOGY 1.6%
a,b,c Fibrogen Inc., cvt. pfd., E ...........................................................          1,128,271          7,581,981
                                                                                                                      -------------
      TOTAL LONG TERM INVESTMENTS (COST $299,141,299) .......................................                           455,262,317
                                                                                                                      -------------
      SHORT TERM INVESTMENTS 2.2%
      MONEY MARKET FUND (COST $3,421,757) 0.7%
    e Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% ..................          3,421,757          3,421,757
                                                                                                                      -------------


                                         Quarterly Statements of Investments | 7

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                                         PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENTS (CONTINUED)
      INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 1.5%
    f REPURCHASE AGREEMENTS 1.5%
      Bank of America LLC, 5.28%, 2/01/07 (Maturity Value $936,137)
         Collateralized by U.S. Government Agency Securities, 5.00%, 6/01/35 ....................   $        936,000  $     936,000
      Barclays Capital Inc., 5.29%, 2/01/07 (Maturity Value $1,000,147)
         Collateralized by U.S. Government Agency Securities, 4.50% - 6.00%, 7/01/20 -
         2/01/37 ................................................................................          1,000,000      1,000,000
      Bear, Stearns & Co., Inc., 5.26%, 2/01/07 (Maturity Value $700,102)
         Collateralized by U.S. Government Agency Securities, 3.50% - 9.25%, 5/15/08 -
         11/15/24 ...............................................................................            700,000        700,000
      Citigroup Global Markets Inc., 5.26%, 2/01/07 (Maturity Value $959,140)
         Collateralized by U.S. Government Agency Securities, 3.88% - 5.50%, 6/15/08 -
         3/29/19 ................................................................................            959,000        959,000
      Deutsche Bank Securities 5.28%, 2/01/07 (Maturity Value $258,038)
         Collateralized by U.S. Government Agency Securities, 4.00% - 8.00%, 1/01/22 -
         9/01/36 ................................................................................            258,000        258,000
      J.P. Morgan Securities, 5.21%, 2/01/07 (Maturity Value $780,113)
         Collateralized by g U.S. Government Agency Securities, 0.00%, 11/15/27 - 2/15/36 .......            780,000        780,000
      Merrill Lynch GSI, 5.26%, 2/01/07 (Maturity Value $721,105)
         Collateralized by g U.S. Government Agency Securities, 0.00% - 7.63%, 2/09/07 -
         12/26/36 ...............................................................................            721,000        721,000
      Morgan Stanley & Company Inc., 5.29%, 2/01/07 (Maturity Value $717,105)
         Collateralized by U.S. Government Agency Securities, 3.63% - 10.00%, 4/04/08 -
         2/01/47 ................................................................................            717,000        717,000
      Morgan Stanley & Company Inc., 5.22%, 2/01/07 (Maturity Value $748,108)
         Collateralized by U.S. Government Agency Securities, 3.63% - 5.75%, 4/15/10 -
         4/30/11 ................................................................................            748,000        748,000
                                                                                                                      --------------
      TOTAL INVESTMENTS FROM CASH COLLATERAL FOR LOANED SECURITIES (COST $6,819,000) ............                         6,819,000
                                                                                                                      --------------
      TOTAL SHORT TERM INVESTMENTS (COST $10,240,757) ...........................................                        10,240,757
                                                                                                                      --------------
      TOTAL INVESTMENTS (COST $309,382,056) 100.4% ..............................................                       465,503,074
      OTHER ASSETS, LESS LIABILITIES (0.4)% .....................................................                        (2,008,643)
                                                                                                                      --------------
      NET ASSETS 100.0% .........................................................................                     $ 463,494,431
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 55.

a Non-income producing for the twelve months ended January 31, 2007.

b Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2007, the aggregate value of these securities was $7,737,992, representing 1.67% of net assets.

c See Note 4 regarding restricted securities.

d A portion or all of the security is on loan as of January 31, 2007.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

f At January 31, 2007, all repurchase agreements had been entered into on that date.

g A portion of the security is traded on a discount basis with no stated coupon rate.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN BLUE CHIP FUND                                                           COUNTRY         SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS 98.0%
      COMMERCIAL SERVICES 1.3%
      Moody's Corp. ........................................................         United States        39,000      $   2,790,840
                                                                                                                      -------------
      COMMUNICATIONS 4.4%
    a American Tower Corp., A ..............................................         United States       115,000          4,580,450
      AT&T Inc. ............................................................         United States        80,000          3,010,400
      China Mobile (Hong Kong) Ltd., ADR ...................................             China            35,000          1,615,250
                                                                                                                      -------------
                                                                                                                          9,206,100
                                                                                                                      -------------
      CONSUMER DURABLES 1.9%
      D.R. Horton Inc. .....................................................         United States       140,000          4,068,400
                                                                                                                      -------------
      CONSUMER NON-DURABLES 3.8%
      Altria Group Inc. ....................................................         United States        38,000          3,320,820
      The Hershey Co. ......................................................         United States        45,000          2,296,800
      The Procter & Gamble Co. .............................................         United States        35,000          2,270,450
                                                                                                                      -------------
                                                                                                                          7,888,070
                                                                                                                      -------------
      CONSUMER SERVICES 4.8%
      Carnival Corp. .......................................................         United States        65,000          3,351,400
      International Game Technology ........................................         United States        50,000          2,173,000
      The Walt Disney Co. ..................................................         United States       130,000          4,572,100
                                                                                                                      -------------
                                                                                                                         10,096,500
                                                                                                                      -------------
      ELECTRONIC TECHNOLOGY 13.3%
    a Altera Corp. .........................................................         United States        60,000          1,203,000
    a Apple Inc. ...........................................................         United States        18,000          1,543,140
      Applied Materials Inc. ...............................................         United States        90,000          1,595,700
      The Boeing Co. .......................................................         United States        30,000          2,686,800
    a Cisco Systems Inc. ...................................................         United States       195,000          5,185,050
      Hewlett-Packard Co. ..................................................         United States        40,000          1,731,200
      Intel Corp. ..........................................................         United States       160,000          3,353,600
      KLA-Tencor Corp. .....................................................         United States        35,000          1,723,050
      Linear Technology Corp. ..............................................         United States        45,000          1,392,750
    a Logitech International SA ............................................          Switzerland        130,000          3,793,400
      QUALCOMM Inc. ........................................................         United States       100,000          3,766,000
                                                                                                                      -------------
                                                                                                                         27,973,690
                                                                                                                      -------------
      ENERGY MINERALS 9.1%
      BP PLC, ADR ..........................................................        United Kingdom        55,000          3,493,050
      ConocoPhillips .......................................................         United States        35,000          2,324,350
      Devon Energy Corp. ...................................................         United States        50,000          3,504,500
      Exxon Mobil Corp. ....................................................         United States        80,000          5,928,000
      Peabody Energy Corp. .................................................         United States        95,000          3,878,850
                                                                                                                      -------------
                                                                                                                         19,128,750
                                                                                                                      -------------
      FINANCE 16.7%
      AFLAC Inc. ...........................................................         United States        90,000          4,284,900
      American International Group Inc. ....................................         United States        35,000          2,395,750
      Bank of America Corp. ................................................         United States        80,000          4,206,400
      Citigroup Inc. .......................................................         United States       140,000          7,718,200
      Fifth Third Bancorp ..................................................         United States        60,000          2,394,000
      Freddie Mac ..........................................................         United States        35,000          2,272,550
      The Goldman Sachs Group Inc. .........................................         United States        10,000          2,121,600


                                         Quarterly Statements of Investments | 9

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN BLUE CHIP FUND                                                           COUNTRY          SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      FINANCE (CONTINUED)
      Merrill Lynch & Co. Inc. ..................................................    United States        35,000      $   3,274,600
      SLM Corp. .................................................................    United States        65,000          2,987,400
      Wells Fargo & Co. .........................................................    United States       100,000          3,592,000
                                                                                                                      -------------
                                                                                                                         35,247,400
                                                                                                                      -------------
      HEALTH SERVICES 1.9%
    a WellPoint Inc. ............................................................    United States        50,000          3,919,000
                                                                                                                      -------------
      HEALTH TECHNOLOGY 11.7%
    a Celgene Corp. .............................................................    United States        25,000          1,342,000
      Johnson & Johnson .........................................................    United States        85,000          5,678,000
      Medtronic Inc. ............................................................    United States        60,000          3,207,000
      Pall Corp. ................................................................    United States        65,000          2,259,400
      Pfizer Inc. ...............................................................    United States       205,000          5,379,200
      Roche Holding AG, ADR .....................................................     Switzerland         40,000          3,758,897
      Schering-Plough Corp. .....................................................    United States       120,000          3,000,000
                                                                                                                      -------------
                                                                                                                         24,624,497
                                                                                                                      -------------
      INDUSTRIAL SERVICES 2.1%
      GlobalSantaFe Corp. .......................................................   Cayman Islands        50,000          2,900,500
      Schlumberger Ltd. .........................................................    United States        25,000          1,587,250
                                                                                                                      -------------
                                                                                                                          4,487,750
                                                                                                                      -------------
      NON-ENERGY MINERALS 1.4%
      Alcoa Inc. ................................................................    United States        90,000          2,907,000
                                                                                                                      -------------

      PROCESS INDUSTRIES 2.3%
      Bunge Ltd. ................................................................    United States        35,000          2,693,250
      Praxair Inc. ..............................................................    United States        35,000          2,207,100
                                                                                                                      -------------
                                                                                                                          4,900,350
                                                                                                                      -------------
      PRODUCER MANUFACTURING 7.2%
      3M Co. ....................................................................    United States        65,000          4,829,500
      General Electric Co. ......................................................    United States        75,000          2,703,750
    a Mettler-Toledo International Inc. .........................................     Switzerland         50,000          4,140,000
      United Technologies Corp. .................................................    United States        50,000          3,401,000
                                                                                                                      -------------
                                                                                                                         15,074,250
                                                                                                                      -------------
      RETAIL TRADE 4.3%
      Best Buy Co. Inc. .........................................................    United States        50,000          2,520,000
      The Home Depot Inc. .......................................................    United States        80,000          3,259,200
      Wal-Mart Stores Inc. ......................................................    United States        70,000          3,338,300
                                                                                                                      -------------
                                                                                                                          9,117,500
                                                                                                                      -------------
      TECHNOLOGY SERVICES 4.2%
      International Business Machines Corp. .....................................    United States        20,000          1,983,000
      Microsoft Corp. ...........................................................    United States       160,000          4,937,600
      Paychex Inc. ..............................................................    United States        50,000          2,000,500
                                                                                                                      -------------
                                                                                                                          8,921,100
                                                                                                                      -------------


10 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN BLUE CHIP FUND                                                           COUNTRY          SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      TRANSPORTATION 4.6%
      Canadian National Railway Co. .............................................       Canada            65,000      $   2,969,850
      FedEx Corp. ...............................................................    United States        40,000          4,416,000
      Southwest Airlines Co. ....................................................    United States       155,000          2,340,500
                                                                                                                      -------------
                                                                                                                          9,726,350
                                                                                                                      -------------

      UTILITIES 3.0%
      Exelon Corp. ..............................................................    United States        50,000          2,999,500
      Public Service Enterprise Group Inc. ......................................    United States        50,000          3,351,500
                                                                                                                      -------------
                                                                                                                          6,351,000
                                                                                                                      -------------
      TOTAL COMMON STOCKS (COST $166,459,431) ...................................                                       206,428,547
                                                                                                                      -------------
      SHORT TERM INVESTMENT (COST $4,931,060) 2.3%
      MONEY MARKET FUND 2.3%
    b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% ......    United States     4,931,060          4,931,060
                                                                                                                      -------------
      TOTAL INVESTMENTS (COST $171,390,491) 100.3% ..............................                                       211,359,607
      OTHER ASSETS, LESS LIABILITIES (0.3)% .....................................                                          (687,079)
                                                                                                                      -------------
      NET ASSETS 100.0% .........................................................                                     $ 210,672,528
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 55.

a Non-income producing for the twelve months ended January 31, 2007.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN FLEX CAP GROWTH FUND                                                                    SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 98.2%
      COMMON STOCKS 97.2%
      COMMERCIAL SERVICES 4.7%
      Corporate Executive Board Co. .........................................................            250,000      $  22,682,500
      FactSet Research Systems Inc. .........................................................            600,000         34,848,000
      Moody's Corp. .........................................................................            500,000         35,780,000
      SEI Investments Co. ...................................................................            700,000         43,631,000
                                                                                                                      -------------
                                                                                                                        136,941,500
                                                                                                                      -------------
      COMMUNICATIONS 7.3%
      America Movil SAB de CV, L, ADR (Mexico) ..............................................          1,000,000         44,360,000
    a American Tower Corp., A ...............................................................          1,300,000         51,779,000
      AT&T Inc. .............................................................................          1,100,000         41,393,000
    a NII Holdings Inc. .....................................................................          1,000,000         73,800,000
                                                                                                                      -------------
                                                                                                                        211,332,000
                                                                                                                      -------------
      CONSUMER NON-DURABLES 2.5%
      PepsiCo Inc. ..........................................................................            600,000         39,144,000
      The Procter & Gamble Co. ..............................................................            500,000         32,435,000
                                                                                                                      -------------
                                                                                                                         71,579,000
                                                                                                                      -------------
      CONSUMER SERVICES 3.1%
      Carnival Corp. ........................................................................            500,000         25,780,000
    a Starbucks Corp. .......................................................................          1,000,000         34,940,000
      The Walt Disney Co. ...................................................................            800,000         28,136,000
                                                                                                                      -------------
                                                                                                                         88,856,000
                                                                                                                      -------------
      DISTRIBUTION SERVICES 2.0%
    a Beacon Roofing Supply Inc. ............................................................          1,200,000         25,008,000
    a WESCO International Inc. ..............................................................            550,000         33,396,000
                                                                                                                      -------------
                                                                                                                         58,404,000
                                                                                                                      -------------
      ELECTRONIC TECHNOLOGY 22.5%
    a Apple Inc. ............................................................................            550,000         47,151,500
    a Cisco Systems Inc. ....................................................................          2,400,000         63,816,000
    a FLIR Systems Inc. .....................................................................            950,000         29,364,500
      Garmin Ltd. (Cayman Islands) ..........................................................            600,000         30,132,000
      Harris Corp. ..........................................................................            825,000         41,926,500
      Hewlett-Packard Co. ...................................................................          1,000,000         43,280,000
    a Juniper Networks Inc. .................................................................            850,000         15,402,000
    a Lam Research Corp. ....................................................................            500,000         22,905,000
      Microchip Technology Inc. .............................................................          1,500,000         52,140,000
    a NETGEAR Inc. ..........................................................................            800,000         20,600,000
    a Network Appliance Inc. ................................................................          1,200,000         45,120,000
    a NVIDIA Corp. ..........................................................................            900,000         27,585,000
      Precision Castparts Corp. .............................................................            525,000         46,667,250
      QUALCOMM Inc. .........................................................................          1,000,000         37,660,000
      Rockwell Collins Inc. .................................................................            300,000         20,463,000
    a SiRF Technology Holdings Inc. .........................................................            800,000         23,488,000
  a,b SunPower Corp., A .....................................................................            500,000         22,150,000
      Texas Instruments Inc. ................................................................          1,000,000         31,190,000
    a Trimble Navigation Ltd. ...............................................................            500,000         28,290,000
                                                                                                                      -------------
                                                                                                                        649,330,750
                                                                                                                      -------------


12 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN FLEX CAP GROWTH FUND                                                                    SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      ENERGY MINERALS 0.9%
    a Southwestern Energy Co. ...............................................................            650,000      $  24,999,000
                                                                                                                      -------------
      FINANCE 10.4%
      Assurant Inc. .........................................................................            400,000         22,232,000
      Capital One Financial Corp. ...........................................................            350,000         28,140,000
      CapitalSource Inc. ....................................................................          1,428,925         39,709,826
      Chicago Mercantile Exchange Holdings Inc. .............................................             90,000         50,697,000
      The Goldman Sachs Group Inc. ..........................................................            250,000         53,040,000
      Nuveen Investments Inc., A ............................................................            750,000         37,125,000
      T. Rowe Price Group Inc. ..............................................................            750,000         35,992,500
      Wells Fargo & Co. .....................................................................            900,000         32,328,000
                                                                                                                      -------------
                                                                                                                        299,264,326
                                                                                                                      -------------
      HEALTH SERVICES 5.1%
    a Allscripts Healthcare Solutions Inc. ..................................................          1,150,000         35,190,000
    a Laboratory Corp. of America Holdings ..................................................            550,000         40,392,000
    a Stericycle Inc. .......................................................................            500,000         38,500,000
    a VCA Antech Inc. .......................................................................          1,000,000         33,620,000
                                                                                                                      -------------
                                                                                                                        147,702,000
                                                                                                                      -------------
      HEALTH TECHNOLOGY 12.1%
    a Amgen Inc. ............................................................................            250,000         17,592,500
    a Celgene Corp. .........................................................................            750,000         40,260,000
    a Genentech Inc. ........................................................................            350,000         30,579,500
    a Gilead Sciences Inc. ..................................................................            600,000         38,592,000
      Johnson & Johnson .....................................................................            650,000         43,420,000
    a ResMed Inc. ...........................................................................            450,000         23,661,000
      Roche Holding AG, ADR (Switzerland) ...................................................            763,900         71,785,528
      Schering-Plough Corp. .................................................................          2,000,000         50,000,000
    a Varian Medical Systems Inc. ...........................................................            750,000         34,597,500
                                                                                                                      -------------
                                                                                                                        350,488,028
                                                                                                                      -------------
      INDUSTRIAL SERVICES 1.2%
      Smith International Inc. ..............................................................            900,000         35,712,000
                                                                                                                      -------------
      PROCESS INDUSTRIES 2.5%
      Ecolab Inc. ...........................................................................            800,000         35,120,000
      Praxair Inc. ..........................................................................            600,000         37,836,000
                                                                                                                      -------------
                                                                                                                         72,956,000
                                                                                                                      -------------
      PRODUCER MANUFACTURING 1.9%
    a Gardner Denver Inc. ...................................................................            500,000         19,275,000
      United Technologies Corp. .............................................................            500,000         34,010,000
                                                                                                                      -------------
                                                                                                                         53,285,000
                                                                                                                      -------------
      REAL ESTATE INVESTMENT TRUST 0.6%
      Alexandria Real Estate Equities Inc. ..................................................            150,000         16,254,000
                                                                                                                      -------------
      RETAIL TRADE 4.4%
      CVS Corp. .............................................................................          1,000,000         33,650,000
    a Dick's Sporting Goods Inc. ............................................................            233,270         12,011,072
      The Home Depot Inc. ...................................................................            525,000         21,388,500


                                        Quarterly Statements of Investments | 13

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN FLEX CAP GROWTH FUND                                                                    SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      RETAIL TRADE 4.4%
      PETsMART Inc. .........................................................................            850,000      $  25,959,000
      Target Corp. ..........................................................................            550,000         33,748,000
                                                                                                                      -------------
                                                                                                                        126,756,572
                                                                                                                      -------------

      TECHNOLOGY SERVICES 12.2%
    a Adobe Systems Inc. ....................................................................          1,000,000         38,870,000
    a Akamai Technologies Inc. ..............................................................            500,000         28,090,000
    a Autodesk Inc. .........................................................................            500,000         21,860,000
    a Cognizant Technology Solutions Corp., A ...............................................            850,000         72,496,500
    a Google Inc., A ........................................................................            130,000         65,169,000
    a Internap Network Services Corp. .......................................................            848,400         15,457,848
    a Oracle Corp. ..........................................................................          2,300,000         39,468,000
      Paychex Inc. ..........................................................................          1,150,000         46,011,500
    a Salesforce.com Inc. ...................................................................            600,000         26,298,000
                                                                                                                      -------------
                                                                                                                        353,720,848
                                                                                                                      -------------

      TRANSPORTATION 3.4%
      C.H. Robinson Worldwide Inc. ..........................................................            750,000         39,787,500
      Canadian National Railway Co. (Canada) ................................................            650,000         29,698,500
      Expeditors International of Washington Inc. ...........................................            700,000         29,883,000
                                                                                                                      -------------
                                                                                                                         99,369,000
                                                                                                                      -------------
      UTILITIES 0.4%
      American States Water Co. .............................................................            300,000         11,757,000
                                                                                                                      -------------
      TOTAL COMMON STOCKS (COST $2,115,672,165) .............................................                         2,808,707,024
                                                                                                                      -------------
      CONVERTIBLE PREFERRED STOCKS 1.0%
      ELECTRONIC TECHNOLOGY 0.0% c
a,d,e Anda Networks, cvt. pfd., D ...........................................................            145,772             65,131
                                                                                                                      -------------
      HEALTH TECHNOLOGY 1.0%
a,d,e Fibrogen Inc., cvt. pfd., E ...........................................................          2,227,171         14,966,589
  d,e Masimo Corp., cvt. pfd., F ............................................................            772,727         12,008,178
                                                                                                                      -------------
                                                                                                                         26,974,767
                                                                                                                      -------------
      TOTAL CONVERTIBLE PREFERRED STOCKS (COST $20,499,995) .................................                            27,039,898
                                                                                                                      -------------
      TOTAL LONG TERM INVESTMENTS (COST $2,136,172,160) .....................................                         2,835,746,922
                                                                                                                      -------------
      SHORT TERM INVESTMENTS 2.8%
      MONEY MARKET FUND (COST $59,053,795) 2.0%
    f Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% ..................         59,053,795         59,053,795
                                                                                                                      -------------


14 | Quarterly Statements of Investments

Franklin Strategic Series

---------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN FLEX CAP GROWTH FUND                                                           PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENTS (CONTINUED)
       INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.8%
     g REPURCHASE AGREEMENTS 0.8%
       Banc of America Securities LLC, 5.28%, 2/01/07 (Maturity Value $4,500,660)
          Collateralized by U.S. Government Agency Securities, 5.00%, 6/01/35 ..............   $      4,500,000   $     4,500,000
       Barclays Capital Inc., 5.29%, 2/01/07 (Maturity Value $4,463,656)
          Collateralized by U.S. Government Agency Securities, 4.50% - 6.00%, 7/01/20 -
          2/01/37 ..........................................................................          4,463,000         4,463,000
       Citigroup Global Markets Inc., 5.26%, 2/01/07 (Maturity Value $4,470,653)
          Collateralized by U.S. Government Agency Securities, 3.875% - 7.10%, 6/15/08 -
          3/29/19 ..........................................................................          4,470,000         4,470,000
       Deutsche Bank Securities Inc., 5.28%, 2/01/07 (Maturity Value $4,336,636)
          Collateralized by U.S. Government Agency Securities, 3.875% - 7.10%, 6/15/08 -
          3/29/19 ..........................................................................          4,336,000         4,336,000
       Morgan Stanley & Co. Inc., 5.29%, 2/01/07 (Maturity Value $4,594,675)
          Collateralized by U.S. Government Agency Securities, 3.625% - 10.00%, 4/04/08 -
          2/01/47 ..........................................................................          4,594,000         4,594,000
                                                                                                                  ---------------
       TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
          LOANED SECURITIES (COST $22,363,000) .............................................                           22,363,000
                                                                                                                  ---------------
       TOTAL SHORT TERM INVESTMENTS (COST $81,416,795) .....................................                           81,416,795
                                                                                                                  ---------------
       TOTAL INVESTMENTS (COST $2,217,588,955) 101.0% ......................................                        2,917,163,717
       OTHER ASSETS, LESS LIABILITIES (1.0)% ...............................................                          (27,765,530)
                                                                                                                  ---------------
       NET ASSETS 100.0% ...................................................................                      $ 2,889,398,187
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 55.

a Non-income producing for the twelve months ended January 31, 2007.

b A portion or all of the security is on loan as of January 31, 2007.

c Rounds to less than 0.1% of net assets.

d See Note 4 regarding restricted securities.

e Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2007, the aggregate value of these securities was $27,039,898, representing 0.94% of net assets.

f The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

g At January 31, 2007, all repurchase agreements had been entered into on that date.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 15

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GLOBAL COMMUNICATIONS FUND                                                COUNTRY          SHARES     VALUE
--------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS 92.4%
       COMMON STOCKS 92.1%
       ADVERTISING/MARKETING SERVICES 2.2%
     a Focus Media Holding Ltd., ADR ...............................................       China            24,300   $ 2,008,638
                                                                                                                     -----------

       BROADCASTING 4.5%
       Grupo Televisa SA, ADR ......................................................       Mexico          105,700     3,113,922
     a XM Satellite Radio Holdings Inc., A .........................................   United States        68,300       970,543
                                                                                                                     -----------
                                                                                                                       4,084,465
                                                                                                                     -----------

       CABLE/SATELLITE TV 2.5%
     a EchoStar Communications Corp., A ............................................   United States        45,200     1,823,368
     a RRSat Global Communications Network Ltd. ....................................       Israel           39,600       453,420
                                                                                                                     -----------
                                                                                                                       2,276,788
                                                                                                                     -----------

       COMMERCIAL PRINTING/FORMS 0.5%
     a Cenveo Inc. .................................................................   United States        19,300       451,234
                                                                                                                     -----------

       COMPUTER COMMUNICATIONS 3.8%
     a Cisco Systems Inc. ..........................................................   United States        81,700     2,172,403
     a Juniper Networks Inc. .......................................................   United States        68,500     1,241,220
                                                                                                                     -----------
                                                                                                                       3,413,623
                                                                                                                     -----------

       COMPUTER PERIPHERALS 0.5%
     a Isilon Systems Inc. .........................................................   United States        19,800       457,182
                                                                                                                     -----------
       COMPUTER PROCESSING HARDWARE 3.6%
     a Apple Inc. ..................................................................   United States        25,400     2,177,542
     a Rackable Systems Inc. .......................................................   United States        56,800     1,084,880
                                                                                                                     -----------
                                                                                                                       3,262,422
                                                                                                                     -----------
       DATA PROCESSING SERVICES 1.8%
     a NeuStar Inc., A .............................................................   United States        53,300     1,646,437
                                                                                                                     -----------
       ELECTRONICS/APPLIANCES 1.2%
       Harman International Industries Inc. ........................................   United States         6,400       605,248
       Sony Corp., ADR .............................................................       Japan             9,700       449,401
                                                                                                                     -----------
                                                                                                                       1,054,649
                                                                                                                     -----------

       INFORMATION TECHNOLOGY SERVICES 1.0%
     a Level 3 Communications Inc. .................................................   United States       148,500       922,185
                                                                                                                     -----------
       INTERNET SOFTWARE/SERVICES 7.0%
     a Akamai Technologies Inc. ....................................................   United States        18,100     1,016,858
     a Equinix Inc. ................................................................   United States        18,200     1,530,074
     a Google Inc., A ..............................................................   United States         5,100     2,556,630
     a Internap Network Services Corp. .............................................   United States        65,400     1,191,588
                                                                                                                     -----------
                                                                                                                       6,295,150
                                                                                                                     -----------

       MAJOR TELECOMMUNICATIONS 11.7%
       Alltel Corp. ................................................................   United States        29,600     1,814,184
       AT&T Inc. ...................................................................   United States        23,982       902,443
     a Bharti Airtel Ltd. ..........................................................       India           247,805     3,977,360
       Cable & Wireless PLC ........................................................   United Kingdom      443,100     1,458,074
       PT Telekomunikasi Indonesia, B ..............................................     Indonesia         754,900       783,935
     a Reliance Communication Ltd. .................................................       India            87,000       909,868
       Telus Corp. .................................................................       Canada           17,200       794,640
                                                                                                                     -----------
                                                                                                                      10,640,504
                                                                                                                     -----------


16 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GLOBAL COMMUNICATIONS FUND                                              COUNTRY          SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      MEDIA CONGLOMERATES 1.5%
      The Walt Disney Co. .......................................................    United States        39,030      $   1,372,685
                                                                                                                      -------------
      MOVIES/ENTERTAINMENT 1.1%
    a Outdoor Channel Holdings Inc. .............................................    United States        73,500            993,720
                                                                                                                      -------------
      RECREATIONAL PRODUCTS 8.0%
    a Activision Inc. ...........................................................    United States       114,700          1,953,341
    a Electronic Arts Inc. ......................................................    United States        16,800            840,000
      Nintendo Co. Ltd. .........................................................        Japan             8,800          2,596,279
    a Scientific Games Corp., A .................................................    United States        60,300          1,871,712
                                                                                                                      -------------
                                                                                                                          7,261,332
                                                                                                                      -------------
      SEMICONDUCTORS 2.0%
    a Broadcom Corp., A .........................................................    United States        29,800            951,216
    a Netlogic Microsystems Inc. ................................................    United States        21,700            518,196
    a Silicon Laboratories Inc. .................................................    United States        11,800            378,898
                                                                                                                      -------------
                                                                                                                          1,848,310
                                                                                                                      -------------
      SPECIALTY TELECOMMUNICATIONS 7.1%
    a American Tower Corp., A ...................................................    United States       106,735          4,251,255
    a Crown Castle International Corp. ..........................................    United States        38,438          1,351,480
    a Time Warner Telecom Inc., A ...............................................    United States        36,900            859,032
                                                                                                                      -------------
                                                                                                                          6,461,767
                                                                                                                      -------------
      TELECOMMUNICATIONS EQUIPMENT 4.9%
      Harris Corp. ..............................................................    United States        18,300            930,006
      Nokia Corp., ADR ..........................................................       Finland          117,800          2,603,380
      QUALCOMM Inc. .............................................................    United States        11,000            414,260
    a SiRF Technology Holdings Inc. .............................................    United States        16,400            481,504
                                                                                                                      -------------
                                                                                                                          4,429,150
                                                                                                                      -------------
      WIRELESS COMMUNICATIONS 27.2%
      America Movil SAB de CV, L, ADR ...........................................        Mexico          131,900          5,851,084
      China Mobile (Hong Kong) Ltd., ADR ........................................        China            89,000          4,107,350
    a Dobson Communications Corp. ...............................................    United States       151,100          1,464,159
    a Leap Wireless International Inc. ..........................................    United States        11,500            755,435
    a NII Holdings Inc. .........................................................    United States        65,700          4,848,660
      Rogers Communications Inc., B .............................................        Canada          158,400          4,899,732
    a SBA Communications Corp. ..................................................    United States        91,500          2,718,465
                                                                                                                      -------------
                                                                                                                         24,644,885
                                                                                                                      -------------
      TOTAL COMMON STOCKS (COST $52,148,442) ....................................                                        83,525,126
                                                                                                                      -------------
      PREFERRED STOCK (COST $289,500) 0.3%
      TELECOMMUNICATIONS EQUIPMENT 0.3%
a,b,c Dilithium Networks Inc., depository receipt, D, pfd., 144A, PIPES .........    United States       124,248            289,498
                                                                                                                      -------------
      TOTAL LONG TERM INVESTMENTS (COST $52,437,942) ............................                                        83,814,624
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 17

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GLOBAL COMMUNICATIONS FUND                                               COUNTRY          SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENT (COST $5,602,220) 6.2%
      MONEY MARKET FUND 6.2%
    d Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% ......    United States     5,602,220      $   5,602,220
                                                                                                                      -------------
      TOTAL INVESTMENTS (COST $58,040,162) 98.6% ................................                                        89,416,844
      OTHER ASSETS, LESS LIABILITIES 1.4% .......................................                                         1,294,834
                                                                                                                      -------------
      NET ASSETS 100.0% .........................................................                                     $  90,711,678
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 55.

a Non-income producing for the twelve months ended January 31, 2007.

b See Note 4 regarding restricted securities.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2007, the value of this security was $289,498, representing 0.32% of net assets.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


18 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GLOBAL HEALTH CARE FUND                                                  COUNTRY      SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 93.9%
      COMMON STOCKS AND RIGHTS 92.4%
      BIOTECHNOLOGY 14.8%
    a Affymax Inc. ..............................................................    United States        34,400      $   1,267,296
    a Amgen Inc. ................................................................    United States        40,200          2,828,874
    a Angiotech Pharmaceuticals Inc. ............................................    United States        50,900            445,884
    a Biogen Idec Inc. ..........................................................    United States        23,800          1,150,492
    a Celgene Corp. .............................................................    United States        37,600          2,018,368
    a Cephalon Inc. .............................................................    United States        18,400          1,332,344
    a ConjuChem Biotechnologies Inc. ............................................        Canada          583,500            386,769
    a Genzyme Corp. .............................................................    United States        23,900          1,570,947
    a Indevus Pharmaceuticals Inc. ..............................................    United States       236,100          1,518,123
    a Invitrogen Corp. ..........................................................    United States        22,100          1,353,183
    a Keryx Biopharmaceuticals Inc. .............................................    United States       108,800          1,241,408
    a The Medicines Co. .........................................................    United States        46,600          1,426,892
    a Myriad Genetics Inc. ......................................................    United States        55,700          1,990,718
    a PDL BioPharma Inc. ........................................................    United States        38,600            791,686
    a Trimeris Inc. .............................................................    United States        65,900            887,014
    a ViroPharma Inc. ...........................................................    United States        71,500          1,217,645
                                                                                                                      -------------
                                                                                                                         21,427,643
                                                                                                                      -------------
      ELECTRICAL PRODUCTS 0.7%
    a Greatbatch Inc. ...........................................................    United States        36,900          1,084,491
                                                                                                                      -------------
      GENERIC PHARMACEUTICALS 0.5%
  a,b Impax Laboratories Inc. ...................................................    United States        68,600            703,150
                                                                                                                      -------------
      HOSPITAL/NURSING MANAGEMENT 5.1%
      Brookdale Senior Living Inc. ..............................................    United States        21,100          1,012,800
    a Community Health Systems Inc. .............................................    United States        77,100          2,756,325
    a Genesis HealthCare Corp. ..................................................    United States        17,150          1,049,923
    a LifePoint Hospitals Inc. ..................................................    United States        56,900          1,933,462
    a United Surgical Partners International Inc. ...............................    United States        21,000            639,870
                                                                                                                      -------------
                                                                                                                          7,392,380
                                                                                                                      -------------
      LIFE/HEALTH INSURANCE 0.5%
    a eHealth Inc. ..............................................................    United States        30,500            672,220
                                                                                                                      -------------
      MAJOR PHARMACEUTICALS 32.4%
      Abbott Laboratories .......................................................    United States        35,600          1,886,800
      Johnson & Johnson .........................................................    United States        99,700          6,659,960
      Merck KGaA ................................................................       Germany           44,400          5,184,858
    a Merck KGaA, rts., 2/07/07 .................................................       Germany           44,400             91,439
      Novartis AG ...............................................................     Switzerland         99,300          5,713,873
      Pfizer Inc. ...............................................................    United States       219,860          5,769,126
      Roche Holding AG ..........................................................     Switzerland         50,900          9,566,392
      Schering-Plough Corp. .....................................................    United States       279,100          6,977,500
      Wyeth .....................................................................    United States       100,900          4,985,469
                                                                                                                      -------------
                                                                                                                         46,835,417
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 19

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GLOBAL HEALTH CARE FUND                                                  COUNTRY      SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND RIGHTS (CONTINUED)
      MANAGED HEALTH CARE 7.1%
    a Molina Healthcare Inc. ....................................................    United States        15,300      $     471,699
    a Sierra Health Services Inc. ...............................................    United States        37,400          1,503,480
      UnitedHealth Group Inc. ...................................................    United States        36,030          1,882,928
    a WellPoint Inc. ............................................................    United States        82,300          6,450,674
                                                                                                                      -------------
                                                                                                                         10,308,781
                                                                                                                      -------------
      MEDICAL DISTRIBUTORS 2.6%
    a Henry Schein Inc. .........................................................    United States        28,300          1,436,791
    a MWI Veterinary Supply Inc. ................................................    United States        26,900            881,244
    a PSS World Medical Inc. ....................................................    United States        68,700          1,375,374
                                                                                                                      -------------
                                                                                                                          3,693,409
                                                                                                                      -------------
      MEDICAL SPECIALTIES 13.8%
    a Adams Respiratory Therapeutics Inc. .......................................    United States        23,300          1,045,005
      Baxter International Inc. .................................................    United States        35,200          1,748,032
      Beckman Coulter Inc. ......................................................    United States        24,500          1,580,740
    a Cytyc Corp. ...............................................................    United States        34,700          1,003,524
      DENTSPLY International Inc. ...............................................    United States        45,300          1,397,052
    a Digene Corp. ..............................................................    United States        30,300          1,558,935
      Hillenbrand Industries Inc. ...............................................    United States        21,400          1,220,014
    a IntraLase Corp. ...........................................................    United States        27,400            674,040
      Medtronic Inc. ............................................................    United States        13,800            737,610
      Mentor Corp. ..............................................................    United States        16,900            861,731
    a Mindray Medical International Ltd., ADR ...................................        China            18,200            442,260
    a Molecular Devices Corp. ...................................................    United States        45,600          1,604,208
    a Northstar Neuroscience Inc. ...............................................    United States        46,200            612,612
    a Thermo Fisher Scientific Inc. .............................................    United States        64,168          3,070,439
    a Waters Corp. ..............................................................    United States        27,300          1,547,637
    a Zimmer Holdings Inc. ......................................................    United States        10,800            909,576
                                                                                                                      -------------
                                                                                                                         20,013,415
                                                                                                                      -------------
      MEDICAL/NURSING SERVICES 4.0%
    a Amedisys Inc. .............................................................    United States        23,734            767,083
    a DaVita Inc. ...............................................................    United States        38,700          2,113,020
  a,c Diagnosticos da America, ADR, 144A ........................................       Brazil            21,400          1,284,574
    a Healthways Inc. ...........................................................    United States        16,100            731,101
    a Nighthawk Radiology Holdings Inc. .........................................    United States        35,100            884,871
                                                                                                                      -------------
                                                                                                                          5,780,649
                                                                                                                      -------------
      OTHER PHARMACEUTICALS 4.2%
      Allergan Inc. .............................................................    United States         9,990          1,165,933
    a Coley Pharmaceutical Group Inc. ...........................................    United States        64,600            646,646
    a Endo Pharmaceuticals Holdings Inc. ........................................    United States        23,800            731,136
    a Labopharm Inc. ............................................................       Canada            83,700            455,931
    a POZEN Inc. ................................................................    United States        71,100          1,202,301
      Shire PLC, ADR ............................................................   United Kingdom        28,800          1,828,224
                                                                                                                      -------------
                                                                                                                          6,030,171
                                                                                                                      -------------


20 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GLOBAL HEALTH CARE FUND                                                 COUNTRY       SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND RIGHTS (CONTINUED)
      SERVICES TO THE HEALTH INDUSTRY 6.7%
    a Allscripts Healthcare Solutions Inc. ......................................    United States        47,300      $   1,447,380
    a Covance Inc. ..............................................................    United States        23,100          1,424,115
    a Emageon Inc. ..............................................................    United States        44,900            538,800
      Omnicare Inc. .............................................................    United States        56,000          2,250,640
      Pharmaceutical Product Development Inc. ...................................    United States       102,300          3,529,350
    a WebMD Health Corp., A .....................................................    United States        11,200            552,720
                                                                                                                      -------------
                                                                                                                          9,743,005
                                                                                                                      -------------

      TOTAL COMMON STOCKS AND RIGHTS (COST $97,504,021) .........................                                       133,684,731
                                                                                                                      -------------
      CONVERTIBLE PREFERRED STOCK (COST $1,500,004) 1.5%
      MEDICAL SPECIALTIES 1.5%
  b,d Masimo Corp., cvt. pfd., F ................................................    United States       136,364          2,119,097
                                                                                                                      -------------
      TOTAL LONG TERM INVESTMENTS (COST $99,004,025) ............................                                       135,803,828
                                                                                                                      -------------
      SHORT TERM INVESTMENT (COST $8,764,341) 6.0%
      MONEY MARKET FUND 6.0%
    e Franklin Institutional Fiduciary Trust Money
         Market Portfolio, 4.96% ................................................                      8,764,341          8,764,341
                                                                                                                      -------------
      TOTAL INVESTMENTS (COST $107,768,366) 99.9% ...............................                                       144,568,169
      OTHER ASSETS, LESS LIABILITIES 0.1% .......................................                                            78,166
                                                                                                                      -------------
      NET ASSETS 100.0% .........................................................                                     $ 144,646,335
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 55.

a Non-income producing for the twelve months ended January 31, 2007.

b Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2007, the aggregate value of these securities was $2,822,247, representing 1.95% of net assets.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2007, the value of this security was $1,284,574, representing 0.89% of net assets.

d See Note 4 regarding restricted securities.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 21

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN NATURAL RESOURCES FUND                                                   COUNTRY        SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 97.7%
      COMMON STOCKS 96.0%
      ELECTRONIC TECHNOLOGY 0.4%
    a SunPower Corp., A .........................................................    United States        40,000      $   1,772,000
                                                                                                                      -------------
      ENERGY MINERALS 40.9%
    b Addax Petroleum Corp., 144A ...............................................       Canada           150,000          4,130,019
    a Alpha Natural Resources Inc. ..............................................    United States       200,000          2,696,000
    a Bill Barrett Corp. ........................................................    United States       190,000          5,871,000
      BP PLC, ADR ...............................................................   United Kingdom        90,000          5,715,900
      Chesapeake Energy Corp. ...................................................    United States       197,000          5,833,170
      Chevron Corp. .............................................................    United States       170,003         12,389,819
      ConocoPhillips ............................................................    United States       198,070         13,153,829
    a Denbury Resources Inc. ....................................................    United States       140,000          3,878,000
      Devon Energy Corp. ........................................................    United States       165,000         11,564,850
a,c,d Energy Coal Resources, 144A ...............................................    United States       199,375          2,462,281
      Exxon Mobil Corp. .........................................................    United States       180,000         13,338,000
    a Forest Oil Corp. ..........................................................    United States       140,000          4,468,800
      Foundation Coal Holdings Inc. .............................................    United States       126,000          4,193,280
    a Geomet Inc. ...............................................................    United States       340,000          2,890,000
      Marathon Oil Corp. ........................................................    United States        76,000          6,865,840
    a Mariner Energy Inc. .......................................................    United States       306,023          6,154,122
      Murphy Oil Corp. ..........................................................    United States        85,000          4,225,350
    a Newfield Exploration Co. ..................................................    United States       275,000         11,772,750
      Noble Energy Inc. .........................................................    United States       140,000          7,477,400
    b NovaTek OAO, GDR, 144A ....................................................       Russia            10,000            541,000
      Occidental Petroleum Corp. ................................................    United States       278,000         12,888,080
    a Parallel Petroleum Corp. ..................................................    United States        40,000            786,800
      Peabody Energy Corp. ......................................................    United States       285,000         11,636,550
      Petroleo Brasileiro SA, ADR ...............................................       Brazil            43,000          4,226,040
    a Southwestern Energy Co. ...................................................    United States       305,000         11,730,300
      Talisman Energy Inc. ......................................................       Canada           347,400          6,121,188
      Total SA, B, ADR ..........................................................       France           121,000          8,234,050
      Venture Production PLC ....................................................   United Kingdom       100,000          1,400,724
      XTO Energy Inc. ...........................................................    United States       123,000          6,207,810
                                                                                                                      -------------
                                                                                                                        192,852,952
                                                                                                                      -------------
      INDUSTRIAL SERVICES 30.9%
    a Aegean Marine Petroleum Network Inc. ......................................    United States       150,000          2,577,000
      Baker Hughes Inc. .........................................................    United States        67,000          4,625,010
    a Dresser-Rand Group Inc. ...................................................    United States       110,000          2,855,600
    a Dril-Quip Inc. ............................................................    United States       132,000          4,910,400
      ENSCO International Inc. ..................................................    United States        74,000          3,764,380
    a Flotek Industries Inc. ....................................................    United States       180,000          4,921,200
    a FMC Technologies Inc. .....................................................    United States       177,000         10,961,610
    a Global Industries Ltd. ....................................................    United States       295,000          3,973,650
      GlobalSantaFe Corp. .......................................................   Cayman Islands        72,000          4,176,720
    a Grant Prideco Inc. ........................................................    United States       110,000          4,309,800
      Halliburton Co. ...........................................................    United States       315,000          9,305,100
    a Helix Energy Solutions Group Inc. .........................................    United States       475,000         15,280,750
    a Hornbeck Offshore Services Inc. ...........................................    United States       120,000          3,302,400
    a Nabors Industries Ltd. ....................................................       Bermuda          230,000          6,964,400


22 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN NATURAL RESOURCES FUND                                                   COUNTRY        SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      INDUSTRIAL SERVICES (CONTINUED)
    a National-Oilwell Varco Inc. ...............................................    United States       194,000      $  11,764,160
      Noble Corp. ...............................................................    United States        45,000          3,372,750
    a North American Energy Partners ............................................       Canada           190,000          3,256,600
    a Oil States International Inc. .............................................    United States       110,000          3,170,200
    a PHI Inc. ..................................................................    United States        80,000          2,406,400
    a Pioneer Drilling Co. ......................................................    United States       170,000          2,153,900
      Rowan Cos. Inc. ...........................................................    United States       120,000          3,946,800
      Schlumberger Ltd. .........................................................    United States        65,000          4,126,850
      Smith International Inc. ..................................................    United States       169,000          6,705,920
    a Superior Energy Services Inc. .............................................    United States       212,645          6,447,397
    a T-3 Energy Services Inc. ..................................................    United States       129,767          2,488,931
      Technip SA, ADR ...........................................................       France            31,000          2,001,050
    a Transocean Inc. ...........................................................    United States        75,000          5,802,750
    a Weatherford International Ltd. ............................................       Bermuda          150,000          6,057,000
                                                                                                                      -------------
                                                                                                                        145,628,728
                                                                                                                      -------------
NON-ENERGY MINERALS 13.6%
    a African Copper PLC ........................................................   United Kingdom     1,750,000          1,933,291
      Alcan Inc. ................................................................        Canada           50,000          2,550,000
      Alcoa Inc. ................................................................    United States       125,000          4,037,500
      Anglo American PLC, ADR ...................................................    South Africa         75,000          1,751,250
      AngloGold Ashanti Ltd., ADR ...............................................    South Africa         20,000            940,000
      Barrick Gold Corp. ........................................................       Canada           309,006          9,152,758
    a Centerra Gold Inc. ........................................................       Canada            60,000            673,550
  a,b Centerra Gold Inc., 144A ..................................................       Canada           133,200          1,495,281
    a First Uranium Corp. .......................................................    South Africa        125,000          1,052,688
  a,b First Uranium Corp., 144A .................................................    South Africa        205,200          1,728,092
    a Gammon Lake Resources Inc. ................................................       Canada           170,000          2,688,506
  a,b Hochschild Mining PLC, 144A ...............................................   United Kingdom       350,000          2,695,363
    a Jinshan Gold Mines Inc. ...................................................       Canada           150,000            249,841
  a,b Jinshan Gold Mines Inc., 144A .............................................       Canada         1,305,000          2,173,614
    a LionOre Mining International Ltd. .........................................       Canada           150,000          1,746,335
      Newcrest Mining Ltd. ......................................................      Australia         150,000          2,435,268
    a Northern Orion Resources Inc. .............................................       Canada           650,000          2,496,000
    a Rio Narcea Gold Mines Ltd. ................................................       Canada           800,000          2,365,838
      Southern Copper Corp. .....................................................    United States        50,000          3,125,000
  a,b SXR Uranium One Inc., 144A ................................................       Canada           350,000          4,601,232
  a,b UrAsia Energy Ltd., 144A ..................................................       Canada         1,050,000          4,907,584
      Xstrata PLC ...............................................................     Switzerland        126,666          5,902,525
      Zinifex Ltd. ..............................................................      Australia         275,000          3,503,368
                                                                                                                      -------------
                                                                                                                         64,204,884
                                                                                                                      -------------
PROCESS INDUSTRIES 7.8%
    a Aventine Renewable Energy Holdings Inc. ...................................    United States        45,700            722,060
      Bunge Ltd. ................................................................    United States        70,000          5,386,500
      Cabot Corp. ...............................................................    United States        50,000          2,237,000
      The Dow Chemical Co. ......................................................    United States        90,000          3,738,600
    a Headwaters Inc. ...........................................................    United States       110,000          2,499,200
      Minerals Technologies Inc. ................................................    United States        40,000          2,322,800


                                        Quarterly Statements of Investments | 23

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN NATURAL RESOURCES FUND                                                   COUNTRY        SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      PROCESS INDUSTRIES (CONTINUED)
  a,b Petroplus Holdings AG, 144A ...............................................     Switzerland         36,400      $   2,327,235
  a,e Solutia Inc. ..............................................................    United States       137,000             91,790
      Sunoco Inc. ...............................................................    United States       115,000          7,259,950
    a US BioEnergy Corp. ........................................................    United States       100,000          1,146,000
      Valero Energy Corp. .......................................................    United States       123,000          6,676,440
      Western Refining Inc. .....................................................    United States        90,000          2,461,500
                                                                                                                      -------------
                                                                                                                         36,869,075
                                                                                                                      -------------
      PRODUCER MANUFACTURING 0.9%
      Dynamic Materials Corp. ...................................................    United States        40,000          1,181,600
    a Terex Corp. ...............................................................    United States        55,000          3,128,950
                                                                                                                      -------------
                                                                                                                          4,310,550
                                                                                                                      -------------
      TRANSPORTATION 1.5%
      Aries Maritime Transport Ltd. .............................................       Bermuda          356,200          3,063,320
      Arlington Tankers Ltd. ....................................................       Bermuda          101,000          2,407,840
      Double Hull Tankers Inc. ..................................................   Jersey Islands       100,000          1,504,000
                                                                                                                      -------------
                                                                                                                          6,975,160
                                                                                                                      -------------
      TOTAL COMMON STOCKS (COST $328,742,906) ...................................                                       452,613,349
                                                                                                                      -------------
      PREFERRED STOCKS 1.7%
      ENERGY MINERALS 0.4%
      Petroleo Brasileiro SA, ADR, pfd. .........................................       Brazil            20,000          1,774,000
                                                                                                                      -------------
      NON-ENERGY MINERALS 1.3%
      Companhia Vale do Rio Doce, ADR, pfd., A ..................................       Brazil           210,000          6,033,300
                                                                                                                      -------------
      TOTAL PREFERRED STOCKS (COST $3,660,168) ..................................                                         7,807,300
                                                                                                                      -------------
      TOTAL LONG TERM INVESTMENTS (COST $332,403,074) ...........................                                       460,420,649
                                                                                                                      -------------
      SHORT TERM INVESTMENT (COST $5,925,405) 1.3%
      MONEY MARKET FUND 1.3%
    f Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% ......    United States     5,925,405          5,925,405
                                                                                                                      -------------
      TOTAL INVESTMENTS (COST $338,328,479) 99.0% ...............................                                       466,346,054
      OTHER ASSETS, LESS LIABILITIES 1.0% .......................................                                         4,932,316
                                                                                                                      -------------
      NET ASSETS 100.0% .........................................................                                     $ 471,278,370
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 55.

a Non-income producing for the twelve months ended January 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2007, the aggregate value of these securities was $24,599,420, representing 5.22% of net assets.

c See Note 4 regarding restricted securities.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2007, the value of this security was $2,462,281, representing 0.52% of net assets.

e See Note 7 regarding other considerations - credit committee participation.

f The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


24 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN SMALL CAP GROWTH FUND II                                                                  SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS 98.5%
      COMMERCIAL SERVICES 2.7%
    a CoStar Group Inc. .........................................................                        122,800      $   5,829,316
    a Huron Consulting Group Inc. ...............................................                         78,800          4,085,780
    a LECG Corp. ................................................................                        496,800          7,148,952
    a Universal Technical Institute Inc. ........................................                        120,100          2,840,365
    a ValueClick Inc. ...........................................................                        388,200          9,906,864
                                                                                                                      -------------
                                                                                                                         29,811,277
                                                                                                                      -------------
      CONSUMER DURABLES 3.0%
a,b,c Force Protection Inc., 144A, PIPES ........................................                        601,000          8,946,922
    a Select Comfort Corp. ......................................................                        429,200          7,914,448
    a Tenneco Inc. ..............................................................                        323,200          7,514,400
    a THQ Inc. ..................................................................                        281,300          8,523,390
                                                                                                                      -------------
                                                                                                                         32,899,160
                                                                                                                      -------------
      CONSUMER SERVICES 8.7%
    a BJ's Restaurants Inc. .....................................................                        311,500          6,354,600
    a Chipotle Mexican Grill Inc., B ............................................                        168,400          9,319,256
    a Gaylord Entertainment Co., A ..............................................                        179,300          9,908,118
      Jackson Hewitt Tax Service Inc. ...........................................                        242,200          8,857,254
      Orient-Express Hotels Ltd., A .............................................                        385,100         18,350,015
    a Panera Bread Co. ..........................................................                        243,500         14,356,760
    a Penn National Gaming Inc. .................................................                        421,800         18,483,276
    a Red Lion Hotels Corp. .....................................................                        343,400          4,131,102
      Strayer Education Inc. ....................................................                         54,500          6,200,465
                                                                                                                      -------------
                                                                                                                         95,960,846
                                                                                                                      -------------
      DISTRIBUTION SERVICES 0.7%
    a Beacon Roofing Supply Inc. ................................................                        360,350          7,509,694
                                                                                                                      -------------
      ELECTRONIC TECHNOLOGY 24.1%
    a Argon ST Inc. .............................................................                        507,200         11,417,072
    a Arris Group Inc. ..........................................................                        935,800         13,307,076
    a Atheros Communications ....................................................                        465,500         11,060,280
    a FLIR Systems Inc. .........................................................                        512,500         15,841,375
    a FormFactor Inc. ...........................................................                        243,300          9,890,145
    a Hittite Microwave Corp. ...................................................                        156,700          5,450,026
    a Ixia ......................................................................                      1,397,300         13,204,485
    a Microsemi Corp. ...........................................................                        734,800         13,373,360
    a Microtune Inc. ............................................................                        807,200          4,052,144
      National Instruments Corp. ................................................                        360,302         10,380,301
    a NETGEAR Inc. ..............................................................                        205,700          5,296,775
    a Netlogic Microsystems Inc. ................................................                        636,500         15,199,620
    a Power Integrations Inc. ...................................................                        918,200         20,824,776
    a Rackable Systems Inc. .....................................................                        480,200          9,171,820
    a Silicon Laboratories Inc. .................................................                        422,000         13,550,420
      Tektronix Inc. ............................................................                        407,700         11,525,679
    a Trident Microsystems Inc. .................................................                        255,100          5,323,937
    a Trimble Navigation Ltd. ...................................................                        310,950         17,593,551
    a Varian Inc. ...............................................................                        274,000         14,661,740
    a Varian Semiconductor Equipment Associates Inc. ............................                        462,050         19,013,357


                                        Quarterly Statements of Investments | 25

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN SMALL CAP GROWTH FUND II                                                                 SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      ELECTRONIC TECHNOLOGY (CONTINUED)
    a ViaSat Inc. ................................................................................       504,000      $  16,616,880
    a Xyratex Ltd. (Bermuda) .....................................................................       382,200          8,018,556
                                                                                                                      -------------
                                                                                                                        264,773,375
                                                                                                                      -------------
      ENERGY MINERALS 3.2%
    a Bill Barrett Corp. .........................................................................       430,300         13,296,270
    a Denbury Resources Inc. .....................................................................       379,500         10,512,150
    a Mariner Energy Inc. ........................................................................       532,500         10,708,575
                                                                                                                      -------------
                                                                                                                         34,516,995
                                                                                                                      -------------
      FINANCE 9.2%
      CapitalSource Inc. .........................................................................       145,865          4,053,588
    a Clayton Holdings Inc. ......................................................................       529,099          9,767,168
      East West Bancorp Inc. .....................................................................       211,400          8,117,760
  a,d Employers Holdings Inc. ....................................................................       118,700          2,370,439
      Financial Federal Corp. ....................................................................       189,600          5,422,560
      First State Bancorp ........................................................................       199,714          4,617,388
    a GFI Group Inc. .............................................................................        94,700          6,058,906
      National Financial Partners Corp. ..........................................................       177,600          8,720,160
    a NewStar Financial Inc. .....................................................................       432,800          8,340,056
      optionsXpress Holdings Inc. ................................................................       476,600         11,319,250
    a Signature Bank .............................................................................       275,226          9,112,733
      UCBH Holdings Inc. .........................................................................       503,700          9,444,375
      UMB Financial Corp. ........................................................................        87,400          3,196,218
      Whitney Holding Corp. ......................................................................       327,500         10,362,100
                                                                                                                      -------------
                                                                                                                        100,902,701
                                                                                                                      -------------
      HEALTH SERVICES 6.5%
    a Allscripts Healthcare Solutions Inc. .......................................................       438,000         13,402,800
    a Healthways Inc. ............................................................................       173,600          7,883,176
    a PAREXEL International Corp. ................................................................       408,000         13,362,000
    a Psychiatric Solutions Inc. .................................................................       328,600         12,795,684
    a RehabCare Group Inc. .......................................................................       164,000          2,489,520
    a TriZetto Group Inc. ........................................................................       584,100         12,114,234
    a VCA Antech Inc. ............................................................................       281,300          9,457,306
                                                                                                                      -------------
                                                                                                                         71,504,720
                                                                                                                      -------------
      HEALTH TECHNOLOGY 9.7%
    a Adams Respiratory Therapeutics Inc. ........................................................       223,900         10,041,915
    a Adolor Corp. ...............................................................................     1,018,000          7,115,820
    a American Medical Systems Holdings Inc. .....................................................       584,300         11,627,570
    a Angiotech Pharmaceuticals Inc. .............................................................       296,600          2,598,216
    a Cadence Pharmaceuticals Inc. ...............................................................       327,100          4,000,433
    a Coley Pharmaceutical Group Inc. ............................................................       515,800          5,163,158
    a Dexcom Inc. ................................................................................       750,900          6,683,010
  a,c Impax Laboratories Inc. ....................................................................       526,900          5,400,725
    a Keryx Biopharmaceuticals Inc. ..............................................................       511,700          5,838,497
    a The Medicines Co. ..........................................................................       307,600          9,418,712
    a Molecular Devices Corp. ....................................................................       391,100         13,758,898
    a Myriad Genetics Inc. .......................................................................       294,800         10,536,152


26 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN SMALL CAP GROWTH FUND II                                                                SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      HEALTH TECHNOLOGY (CONTINUED)
    a Panacos Pharmaceuticals Inc. ...............................................................       299,500      $   1,171,045
    a Penwest Pharmaceuticals Co. ................................................................       507,300          7,223,952
    a Trimeris Inc. ..............................................................................       435,035          5,855,571
                                                                                                                      -------------
                                                                                                                        106,433,674
                                                                                                                      -------------
      INDUSTRIAL SERVICES 3.7%
    a FMC Technologies Inc. ......................................................................       160,416          9,934,563
    a Helix Energy Solutions Group Inc. ..........................................................       463,300         14,904,361
    a Seitel Inc. ................................................................................     1,175,500          4,284,697
    a Superior Energy Services Inc. ..............................................................       361,600         10,963,712
                                                                                                                      -------------
                                                                                                                         40,087,333
                                                                                                                      -------------
      MUTUAL FUNDS 1.3%
      Ares Capital Corp. .........................................................................       286,365          5,681,482
    a Kohlberg Capital Corp. .....................................................................       503,900          9,009,732
                                                                                                                      -------------
                                                                                                                         14,691,214
                                                                                                                      -------------
      PROCESS INDUSTRIES 2.7%
      Cabot Corp. ................................................................................       126,700          5,668,558
      FMC Corp. ..................................................................................       129,400         10,073,790
    a Headwaters Inc. ............................................................................       287,500          6,532,000
      Minerals Technologies Inc. .................................................................       126,500          7,345,855
                                                                                                                      -------------
                                                                                                                         29,620,203
                                                                                                                      -------------
      PRODUCER MANUFACTURING 3.9%
    a Drew Industries Inc. .......................................................................       393,800         10,904,322
    a Flowserve Corp. ............................................................................       203,000         10,773,210
      Manitowoc Co. Inc. .........................................................................       169,000          8,764,340
    a RTI International Metals Inc. ..............................................................       145,900         11,927,325
                                                                                                                      -------------
                                                                                                                         42,369,197
                                                                                                                      -------------
      REAL ESTATE INVESTMENT TRUSTS 1.8%
      FelCor Lodging Trust Inc. ..................................................................       489,400         10,801,058
      Innkeepers USA Trust .......................................................................         2,500             40,975
      LaSalle Hotel Properties ...................................................................       193,800          9,226,818
                                                                                                                      -------------
                                                                                                                         20,068,851
                                                                                                                      -------------
      RETAIL TRADE 3.6%
      Big 5 Sporting Goods Corp. .................................................................       221,200          5,372,948
      Christopher & Banks Corp. ..................................................................       383,100          6,811,518
    a Cost Plus Inc. .............................................................................       273,800          2,820,140
    a Guitar Center Inc. .........................................................................       216,900          9,923,175
    a J Crew Group Inc. ..........................................................................       124,000          4,504,920
    a Tractor Supply Co. .........................................................................       196,700          9,899,911
                                                                                                                      -------------
                                                                                                                         39,332,612
                                                                                                                      -------------
      TECHNOLOGY SERVICES 11.3%
    a Ariba Inc. .................................................................................     1,108,200         10,306,260
    a BearingPoint Inc. ..........................................................................       990,400          7,933,104
    a Entrust Inc. ...............................................................................     1,802,000          6,937,700
      Heartland Payment Systems Inc. .............................................................       308,100          8,213,946
    a Internap Network Services Corp. ............................................................       389,888          7,103,759


                                        Quarterly Statements of Investments | 27

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN SMALL CAP GROWTH FUND II                                                                 SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      TECHNOLOGY SERVICES (CONTINUED)
      Marchex Inc., B ............................................................................       574,600    $     6,992,882
    a MICROS Systems Inc. ........................................................................       208,100         11,716,030
    a Nuance Communications Inc. .................................................................     1,178,000         13,570,560
    a Quest Software Inc. ........................................................................       933,600         13,938,648
    a RightNow Technologies Inc. .................................................................       504,200          7,250,396
    a Sapient Corp. ..............................................................................     3,089,200         19,400,176
    a VA Software Corp. ..........................................................................       829,800          4,256,874
    a Witness Systems Inc. .......................................................................       259,600          5,877,344
                                                                                                                    ---------------
                                                                                                                        123,497,679
                                                                                                                    ---------------
      TRANSPORTATION 2.4%
      Forward Air Corp. ..........................................................................       195,250          6,126,945
    a JetBlue Airways Corp. ......................................................................       655,100          8,961,768
      Knight Transportation Inc. .................................................................       622,750         11,707,700
                                                                                                                    ---------------
                                                                                                                         26,796,413
                                                                                                                    ---------------
      TOTAL COMMON STOCKS (COST $848,536,293) ....................................................                    1,080,775,944
                                                                                                                    ---------------
      SHORT TERM INVESTMENT (COST $11,501,019) 1.0%
      MONEY MARKET FUND 1.0%
    e Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% .......................    11,501,019         11,501,019
                                                                                                                    ---------------
      TOTAL INVESTMENTS (COST $860,037,312) 99.5% ................................................                    1,092,276,963
      OTHER ASSETS, LESS LIABILITIES 0.5% ........................................................                        5,457,706
                                                                                                                    ---------------
      NET ASSETS 100.0% ..........................................................................                  $ 1,097,734,669
                                                                                                                    ---------------

See Selected Portfolio Abbreviations on page 55.

a Non-income producing for the twelve months ended January 31, 2007.

b See Note 4 regarding restricted securities.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2007, the aggregate value of these securities was $14,347,647, representing 1.31% of net assets.

d Security purchased on a when-issued or delayed delivery basis.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


28 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN SMALL-MID CAP GROWTH FUND                                                              SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS 94.8%
        COMMON STOCKS 94.7%
        COMMERCIAL SERVICES 2.5%
        FactSet Research Systems Inc. .......................................................            310,800    $    18,051,264
      a Laureate Education Inc. .............................................................            344,950         20,814,283
        Robert Half International Inc. ......................................................          2,036,800         82,897,760
        SEI Investments Co. .................................................................            904,200         56,358,786
                                                                                                                    ---------------
                                                                                                                        178,122,093
                                                                                                                    ---------------
        COMMUNICATIONS 4.3%
      a Crown Castle International Corp. ....................................................          2,013,900         70,808,724
      a NII Holdings Inc. ...................................................................          2,239,340        165,263,292
      a SBA Communications Corp. ............................................................          2,526,900         75,074,199
                                                                                                                    ---------------
                                                                                                                        311,146,215
                                                                                                                    ---------------
        CONSUMER DURABLES 5.7%
      a Activision Inc. .....................................................................          5,197,800         88,518,534
a,b,c,d Force Protection Inc., 144A, PIPES ..................................................          4,316,100         64,252,594
        Harman International Industries Inc. ................................................          1,032,800         97,671,896
      a NVR Inc. ............................................................................             80,800         55,955,616
      a Scientific Games Corp., A ...........................................................          2,540,400         78,854,016
      a Tenneco Inc. ........................................................................            856,948         19,924,041
                                                                                                                    ---------------
                                                                                                                        405,176,697
                                                                                                                    ---------------
        CONSUMER NON-DURABLES 1.2%
      b Wolverine World Wide Inc. ...........................................................          2,896,910         89,137,921
                                                                                                                    ---------------
        CONSUMER SERVICES 3.3%
      a Chipotle Mexican Grill Inc., B ......................................................            314,100         17,382,294
        Hilton Hotels Corp. .................................................................          2,034,800         72,011,572
        Orient-Express Hotels Ltd., A .......................................................          1,085,500         51,724,075
      a Panera Bread Co. ....................................................................            946,200         55,787,952
      a XM Satellite Radio Holdings Inc., A .................................................          2,924,100         41,551,461
                                                                                                                    ---------------
                                                                                                                        238,457,354
                                                                                                                    ---------------
        DISTRIBUTION SERVICES 1.5%
      a Henry Schein Inc. ...................................................................            707,800         35,935,006
      a WESCO International Inc. ............................................................          1,229,700         74,667,384
                                                                                                                    ---------------
                                                                                                                        110,602,390
                                                                                                                    ---------------
        ELECTRONIC TECHNOLOGY 23.1%
        Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil) ..........................          2,546,300        103,252,465
      a F5 Networks Inc. ....................................................................          1,142,100         81,591,624
    a,e FLIR Systems Inc. ...................................................................          2,757,900         85,246,689
      a FormFactor Inc. .....................................................................          1,917,400         77,942,310
        Garmin Ltd. (Cayman Islands) ........................................................          1,170,700         58,792,554
        Harris Corp. ........................................................................          3,287,800        167,085,996
        Intersil Corp., A ...................................................................          2,296,000         54,093,760
        Jabil Circuit Inc. ..................................................................          1,891,400         45,374,686
      a Juniper Networks Inc. ...............................................................          3,571,500         64,715,580
      a Lam Research Corp. ..................................................................          1,088,000         49,841,280
      a Logitech International SA (Switzerland) .............................................          2,932,700         85,576,186
        Microchip Technology Inc. ...........................................................          2,710,800         94,227,408


                                        Quarterly Statements of Investments | 29

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN SMALL-MID CAP GROWTH FUND                                                             SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS (CONTINUED)
        ELECTRONIC TECHNOLOGY (CONTINUED)
  a,b,e Microsemi Corp. .....................................................................          5,584,100    $   101,630,620
      a Network Appliance Inc. ..............................................................          1,365,200         51,331,520
        Precision Castparts Corp. ...........................................................          1,303,210        115,842,337
        Rockwell Collins Inc. ...............................................................          1,061,471         72,402,937
      a Silicon Laboratories Inc. ...........................................................          2,639,900         84,767,189
        Tektronix Inc. ......................................................................          3,610,498        102,068,779
      a Trimble Navigation Ltd. .............................................................          2,361,380        133,606,880
      a Varian Inc. .........................................................................            356,830         19,093,973
                                                                                                                    ---------------
                                                                                                                      1,648,484,773
                                                                                                                    ---------------
        ENERGY MINERALS 2.1%
      a Bill Barrett Corp. ..................................................................            448,700         13,864,830
      a Mariner Energy Inc. .................................................................          2,700,100         54,299,011
      a Newfield Exploration Co. ............................................................             96,900          4,148,289
      a Southwestern Energy Co. .............................................................          1,960,800         75,412,368
                                                                                                                    ---------------
                                                                                                                        147,724,498
                                                                                                                    ---------------
        FINANCE 7.9%
      a Affiliated Managers Group Inc. ......................................................          1,153,300        128,477,620
        Calamos Asset Management Inc., A ....................................................            290,082          7,945,346
        CapitalSource Inc. ..................................................................          3,697,182        102,744,688
        City National Corp. .................................................................            504,500         36,288,685
      a E*TRADE Financial Corp. .............................................................          3,519,200         85,798,096
        East West Bancorp Inc. ..............................................................            576,850         22,151,040
        Federated Investors Inc., B .........................................................          1,628,400         57,498,804
        Nuveen Investments Inc., A ..........................................................          1,528,200         75,645,900
        optionsXpress Holdings Inc. .........................................................          1,919,800         45,595,250
                                                                                                                    ---------------
                                                                                                                        562,145,429
                                                                                                                    ---------------
        HEALTH SERVICES 6.5%
  a,b,e Allscripts Healthcare Solutions Inc. ................................................          3,259,900         99,752,940
      a Cerner Corp. ........................................................................            656,000         29,474,080
      a Community Health Systems Inc. .......................................................          2,097,200         74,974,900
      a Coventry Health Care Inc. ...........................................................          1,228,500         63,329,175
      a Express Scripts Inc. ................................................................            786,200         54,656,624
        Pharmaceutical Product Development Inc. .............................................          1,901,900         65,615,550
      a VCA Antech Inc. .....................................................................          2,211,200         74,340,544
                                                                                                                    ---------------
                                                                                                                        462,143,813
                                                                                                                    ---------------
        HEALTH TECHNOLOGY 10.4%
      a Adams Respiratory Therapeutics Inc. .................................................            989,500         44,379,075
      a Adolor Corp. ........................................................................          1,806,830         12,629,742
      a American Medical Systems Holdings Inc. ..............................................          3,255,000         64,774,500
        C. R. Bard Inc. .....................................................................          1,070,400         88,329,408
      a Cytyc Corp. .........................................................................          2,436,000         70,449,120
      a Digene Corp. ........................................................................            308,660         15,880,557
      a Endo Pharmaceuticals Holdings Inc. ..................................................          2,438,300         74,904,576
      a Intuitive Surgical Inc. .............................................................            539,700         53,111,877
        Keryx Biopharmaceuticals Inc. .......................................................          1,449,200         16,535,372


30 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN SMALL-MID CAP GROWTH FUND                                                             SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS (CONTINUED)
        HEALTH TECHNOLOGY (CONTINUED)
      a The Medicines Co. ...................................................................            975,800    $    29,878,996
      a Onyx Pharmaceuticals Inc. ...........................................................          1,351,900         16,020,015
      a PDL BioPharma Inc. ..................................................................          1,654,800         33,939,948
    a,e Stereotaxis Inc. ....................................................................          1,463,200         15,041,696
      a Varian Medical Systems Inc. .........................................................          2,166,400         99,936,032
      a Waters Corp. ........................................................................          1,612,800         91,429,632
      a Wright Medical Group Inc. ...........................................................            619,997         13,571,734
                                                                                                                    ---------------
                                                                                                                        740,812,280
                                                                                                                    ---------------
        INDUSTRIAL SERVICES 2.2%
      a FMC Technologies Inc. ...............................................................            289,000         17,897,770
      a Helix Energy Solutions Group Inc. ...................................................          1,582,100         50,896,157
      a National-Oilwell Varco Inc. .........................................................          1,503,646         91,181,093
                                                                                                                    ---------------
                                                                                                                        159,975,020
                                                                                                                    ---------------
        PROCESS INDUSTRIES 1.8%
        Bunge Ltd. ..........................................................................          1,426,690        109,783,796
      a US BioEnergy Corp. ..................................................................          1,564,100         17,924,586
                                                                                                                    ---------------
                                                                                                                        127,708,382
                                                                                                                    ---------------
        PRODUCER MANUFACTURING 5.9%
        Herman Miller Inc. ..................................................................          1,346,600         50,632,160
      a Mettler-Toledo International Inc. (Switzerland) .....................................          1,107,400         91,692,720
  a,c,d Mirapoint Inc., 144A ................................................................            682,128                 --
      a RTI International Metals Inc. .......................................................            477,600         39,043,800
      a Spirit Aerosystems Holdings Inc. ....................................................          1,409,000         43,157,670
      a Terex Corp. .........................................................................          1,769,900        100,689,611
        Trinity Industries Inc. .............................................................          2,464,900         94,282,425
                                                                                                                    ---------------
                                                                                                                        419,498,386
                                                                                                                    ---------------
        REAL ESTATE DEVELOPMENT 0.7%
        Jones Lang LaSalle Inc. .............................................................            465,600         48,655,200
                                                                                                                    ---------------
        RETAIL TRADE 4.1%
        Abercrombie & Fitch Co., A ..........................................................             22,600          1,797,604
        Advance Auto Parts Inc. .............................................................          1,386,550         52,619,572
      a Dick's Sporting Goods Inc. ..........................................................          1,020,400         52,540,396
        Fastenal Co. ........................................................................          1,277,800         47,636,384
        The Men's Wearhouse Inc. ............................................................            419,700         18,021,918
        PETsMART Inc. .......................................................................          1,355,800         41,406,132
        Ross Stores Inc. ....................................................................          1,449,400         46,946,066
      a Tractor Supply Co. ..................................................................            603,100         30,354,023
                                                                                                                    ---------------
                                                                                                                        291,322,095
                                                                                                                    ---------------
        TECHNOLOGY SERVICES 8.5%
      a Akamai Technologies Inc. ............................................................          1,281,900         72,017,142
      a Alliance Data Systems Corp. .........................................................          1,057,800         71,856,354
      a Cognizant Technology Solutions Corp., A .............................................          1,438,600        122,698,194
      a Equinix Inc. ........................................................................            515,500         43,338,085
        Global Payments Inc. ................................................................          2,168,700         81,890,112
      a Hyperion Solutions Corp. ............................................................          1,713,200         72,331,304


                                        Quarterly Statements of Investments | 31

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN SMALL-MID CAP GROWTH FUND                                                              SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS (CONTINUED)
        TECHNOLOGY SERVICES (CONTINUED)
    a,b Internap Network Services Corp. .....................................................          1,920,202    $    34,986,080
      a NeuStar Inc., A .....................................................................          1,859,600         57,443,044
    a,e Nuance Communications Inc. ..........................................................          4,778,800         55,051,776
                                                                                                                    ---------------
                                                                                                                        611,612,091
                                                                                                                    ---------------
        TRANSPORTATION 3.0%
        C.H. Robinson Worldwide Inc. ........................................................          1,954,400        103,680,920
        Expeditors International of Washington Inc. .........................................          1,162,800         49,639,932
        J.B. Hunt Transport Services Inc. ...................................................          2,479,500         62,309,835
                                                                                                                    ---------------
                                                                                                                        215,630,687
                                                                                                                    ---------------
        TOTAL COMMON STOCKS (COST $5,016,844,533) ...........................................                         6,768,355,324
                                                                                                                    ---------------
        PREFERRED STOCK (COST $561,391) 0.0% f
        PRODUCER MANUFACTURING 0.0% f
  a,c,d Mirapoint Inc., pfd. ................................................................            301,660            304,676
                                                                                                                    ---------------
        CONVERTIBLE PREFERRED STOCKS 0.1%
        CONSUMER SERVICES 0.1%
  a,c,d Foveon Inc., cvt. pfd., D, 144A .....................................................          1,792,573            814,903
  a,c,d Foveon Inc., cvt. pfd., E, 144A .....................................................          2,597,593          3,293,748
                                                                                                                    ---------------
                                                                                                                          4,108,651
                                                                                                                    ---------------
        ELECTRONIC TECHNOLOGY 0.0% f
  a,c,d Anda Networks, cvt. pfd., D .........................................................            364,431            162,828
                                                                                                                    ---------------
        TOTAL CONVERTIBLE PREFERRED STOCKS (COST $21,635,019) ...............................                             4,271,479
                                                                                                                    ---------------
        TOTAL LONG TERM INVESTMENTS (COST $5,039,040,943) ...................................                         6,772,931,479
                                                                                                                    ---------------
        SHORT TERM INVESTMENTS 4.6%
        MONEY MARKET FUND (COST $194,909,786) 2.7%
      g Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% ................        194,909,786        194,909,786
                                                                                                                    ---------------

                                                                                                ----------------
                                                                                                PRINCIPAL AMOUNT
                                                                                                ----------------
        REPURCHASE AGREEMENT (COST $97,335,462) 1.4%
      h Joint Repurchase Agreement, 5.222%, 2/01/07 (Maturity Value $97,369,584) ............   $     97,355,462         97,355,462
          ABN AMRO Bank, NV, New York Branch (Maturity Value $8,503,286)
          Banc of America Securities LLC (Maturity Value $8,503,286)
          Barclays Capital Inc. (Maturity Value $8,503,286)
          Bear, Stearns & Co. Inc. (Maturity Value $4,198,576)
          BNP Paribas Securities Corp. (Maturity Value $8,503,286)
          Deutsche Bank Securities Inc. (Maturity Value $8,503,286)
          Goldman, Sachs & Co. (Maturity Value $8,503,286)
          Greenwich Capital Markets Inc. (Maturity Value $8,503,286)
          Lehman Brothers Inc. (Maturity Value $8,138,148)
          Merrill Lynch Government Securities Inc. (Maturity Value $8,503,286)
          Morgan Stanley & Co. Inc. (Maturity Value $8,503,286)
          UBS Securities LLC (Maturity Value $8,503,286)
            Collateralized by U.S. Government Agency Securities, 2.50% - 7.625%,
               3/15/07 - 10/15/11; i U.S. Government Agency Discount Notes, 2/28/07 - 4/16/07;
             i U.S. Treasury Bill, 5/31/07; and U.S. Treasury Notes, 2.625% - 5.125%,
               7/31/07 - 11/30/11


32 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN SMALL-MID CAP GROWTH FUND                                                      PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
        SHORT TERM INVESTMENTS (CONTINUED)
        INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.5%
      j REPURCHASE AGREEMENTS 0.5%
        Banc of America Securities LLC, 5.28%, 2/01/07 (Maturity Value $7,001,027)
          Collateralized by U.S. Government Agency Securities, 5.00%, 6/01/35 ...............   $      7,000,000    $     7,000,000
        Barclays C0apital Inc., 5.29%, 2/01/07 (Maturity Value $7,279,069)
          Collateralized by U.S. Government Agency Securities, 4.50% - 6.00%,
          7/01/20 - 2/01/37 .................................................................          7,278,000          7,278,000
        Citigroup Global Markets Inc., 5.29%, 2/01/07 (Maturity Value $7,001,029)
          Collateralized by U.S. Government Agency Securities, 3.54% - 8.00%,
          10/01/09 - 2/01/37 ................................................................          7,000,000          7,000,000
        Deutsche Bank Securities Inc., 5.28%, 2/01/07 (Maturity Value $7,001,027)
          Collateralized by U.S. Government Agency Securities, 4.00% - 8.00%,
          11/01/14 - 1/01/37 ................................................................          7,000,000          7,000,000
        Morgan Stanley & Co. Inc., 5.29%, 2/01/07 (Maturity Value $8,001,176)
          Collateralized by U.S. Government Agency Securities, 3.63% - 10.00%,
          4/04/08 - 2/01/47 .................................................................          8,000,000          8,000,000
                                                                                                                    ---------------
        TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
          LOANED SECURITIES (COST $36,278,000) ..............................................                            36,278,000
                                                                                                                    ---------------
        TOTAL REPURCHASE AGREEMENTS (COST $133,633,462) 1.9% ................................                           133,633,462
                                                                                                                    ---------------
        TOTAL SHORT TERM INVESTMENTS (COST $328,543,248) ....................................                           328,543,248
                                                                                                                    ---------------
        TOTAL INVESTMENTS (COST $5,367,584,191) 99.4% .......................................                         7,101,474,727
        OTHER ASSETS, LESS LIABILITIES 0.6% .................................................                            39,945,474
                                                                                                                    ---------------
        NET ASSETS 100.0% ...................................................................                       $ 7,141,420,201
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 55.

a Non-income producing for the twelve months ended January 31, 2007.

b See Note 6 regarding holdings of 5% voting securities.

c See Note 4 regarding restricted securities.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2007, the aggregate value of these securities was $68,828,749, representing 0.96% of net assets.

e A portion or all of the security is on loan as of January 31, 2007.

f Rounds to less than 0.1% of net assets.

g The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

h Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2007, all repurchase agreements had been entered into on that date.

i The security is traded on a discount basis with no stated coupon rate.

j At January 31, 2007, all repurchase agreements had been entered into on that date.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 33

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                     COUNTRY/ORGANIZATION         SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 89.3%
      COMMON STOCKS 0.0%a
      PRODUCER MANUFACTURING 0.0%a

  b,c Cambridge Industries Liquidating Trust Interest ................       United States             516,372       $          568
  b,c VS Holdings Inc. ...............................................       United States              64,666                   --
                                                                                                                     --------------
      TOTAL COMMON STOCKS (COST $64,666) .............................                                                          568
                                                                                                                     --------------
      CONVERTIBLE PREFERRED STOCKS 1.3%
      ENERGY MINERALS 0.3%
      Chesapeake Energy Corp., 6.25%, cvt. pfd. ......................       United States              18,000            4,635,252
                                                                                                                     --------------
      FINANCE 0.4%
      E*TRADE Financial Corp., 6.125%, cvt. pfd. .....................       United States             152,000            4,651,200
      Fannie Mae, 5.375%, cvt. pfd. ..................................       United States                  29            2,913,702
                                                                                                                     --------------
                                                                                                                          7,564,902
                                                                                                                     --------------
      HEALTH TECHNOLOGY 0.3%
      Schering-Plough Corp., 6.00%, cvt. pfd. ........................       United States             110,000            6,479,000
                                                                                                                     --------------
      PROCESS INDUSTRIES 0.3%
      Huntsman Corp., 5.00%, cvt. pfd. ...............................       United States             110,000            4,881,250
                                                                                                                     --------------
      TOTAL CONVERTIBLE PREFERRED STOCKS (COST $23,189,343) ..........                                                   23,560,404
                                                                                                                     --------------

                                                                                                ------------------
                                                                                                PRINCIPAL AMOUNT d
                                                                                                ------------------
    e SENIOR FLOATING RATE INTERESTS 11.3%
      COMMERCIAL SERVICES 1.5%
      Affiliated Computer Services Inc.,
         Additional Term Loan, 7.35% - 7.369%, 3/20/13 ...............       United States      $        4,109,350        4,118,843
         Term Loan B, 7.345%, 3/20/13 ................................       United States                 605,880          607,280
    f ARAMARK Corp.,
         Synthetic L/C, 9.375%, 1/26/14 ..............................       United States                 401,633          406,296
         Term Loan B, 9.375%, 1/26/14 ................................       United States               5,698,367        5,764,525
      Dealer Computer Services Inc. (Reynolds & Reynolds),
         First Lien Term Loan, 7.845%, 10/26/12 ......................       United States               4,623,413        4,651,846
      IDEARC Inc. (Verizon Corp.), Term Loan B, 7.33%, 11/17/14 ......       United States               4,990,000        5,030,369
      R.H. Donnelley Inc.,
         Term Loan A-4, 6.61% - 6.62%, 12/31/09 ......................       United States                 184,874          183,530
         Term Loan D-2, 6.85% - 6.87%, 6/30/11 .......................       United States               5,145,660        5,151,012
      Worldspan LP, Term Loan B, 8.57% - 8.595%, 12/07/13 ............       United States               1,535,000        1,542,567
                                                                                                                     --------------
                                                                                                                         27,456,268
                                                                                                                     --------------
      COMMUNICATIONS 0.6%
      Alaska Communications Systems Holdings Inc.,
         2005 Incremental Loan, 7.114%, 2/01/12 ......................       United States                 146,800          146,982
         2006 Incremental Loan, 7.114%, 2/01/12 ......................       United States                 265,000          264,889
         Term Loan, 7.114%, 2/01/12 ..................................       United States               5,568,200        5,575,104
      Windstream Corp., Term Loan B, 7.11%, 7/17/13 ..................       United States               5,408,738        5,455,794
                                                                                                                     --------------
                                                                                                                         11,442,769
                                                                                                                     --------------
      CONSUMER DURABLES 0.7%
      Eastman Kodak Co.,
         Term Loan B1, 7.57%, 10/18/12 ...............................       United States               2,089,098        2,091,667
         Term Loan B2 (Delayed Draw), 7.57%, 10/18/12 ................       United States               1,409,960        1,411,652


34 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                     COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT d       VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
    e SENIOR FLOATING RATE INTERESTS (CONTINUED)
      CONSUMER DURABLES (CONTINUED)
      Jarden Corp., Term Loan B2, 7.114%, 1/24/12 ....................       United States               4,843,441   $    4,848,527
      Stile Acquisition Corp. (Masonite), Canadian Term Loan,
         7.36% - 7.364%, 4/05/13 .....................................           Canada                  2,437,017        2,424,735
      Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan,
         7.36% - 7.364%, 4/05/13 .....................................       United States               2,441,169        2,428,866
                                                                                                                     --------------
                                                                                                                         13,205,447
                                                                                                                     --------------
      CONSUMER NON-DURABLES 0.7%
      CBRL Group (Cracker Barrel), Term Loan B1, 6.85% - 6.87%,
         4/27/13 .....................................................       United States               4,269,996        4,275,846
      Constellation Brands Inc., Term Loan B, 6.875%, 6/05/13 ........       United States               4,178,333        4,184,183
      Reynolds American Inc., Term Loan B, 7.104% - 7.188%, 5/31/12 ..       United States               4,287,387        4,312,169
                                                                                                                     --------------
                                                                                                                         12,772,198
                                                                                                                     --------------
      CONSUMER SERVICES 2.1%
      CSC Holdings Inc. (Cablevision), Incremental Term Loan,
         7.11% - 7.121%, 3/29/13 .....................................       United States               4,416,625        4,429,124
      Hertz Corp.,
         Credit Link, 5.365%, 12/21/12 ...............................       United States                 484,444          485,520
         Term Loan B, 7.32% - 7.37%, 12/21/12 ........................       United States               3,839,357        3,847,880
      Insight Midwest Holdings, Term Loan B, 7.61%, 4/02/14 ..........       United States               4,740,000        4,767,824
      MCC Iowa,
         Term Loan D-1, 7.12% - 7.37%, 1/31/15 .......................       United States               1,200,000        1,202,172
         Term Loan D-2 (Delayed Draw), 7.12%, 1/31/15 ................       United States               1,532,000        1,534,773
      Mediacom LLC, Term Loan C, 7.12% - 7.27%, 1/31/15 ..............       United States               1,784,732        1,787,962
      Mission Broadcasting Inc., Term Loan B, 7.114%, 10/01/12 .......       United States               1,984,043        1,977,397
      Nexstar Broadcasting Inc., Term Loan B, 7.114%, 10/01/12 .......       United States               1,880,052        1,873,753
      Penn National Gaming Inc., Term Loan B, 7.10% - 7.15%,
         10/03/12 ....................................................       United States               5,210,765        5,238,226
      Regal Cinemas Corp., Term Loan, 7.114%, 10/27/13 ...............       United States               4,569,420        4,585,687
      UPC Financing Partnership,
         Term Loan J2, 7.37%, 3/31/13 ................................        Netherlands                2,315,000        2,325,973
         Term Loan K2, 7.37%, 12/31/13 ...............................        Netherlands                2,315,000        2,325,973
      VML US Finance LLC (Venetian Macau), Term Loan B, 8.12%,
         5/26/13 .....................................................       United States               4,076,667        4,140,997
                                                                                                                     --------------
                                                                                                                         40,523,261
                                                                                                                     --------------
      ELECTRONIC TECHNOLOGY 0.2%
      Advanced Micro Devices Inc., Term Loan B, 7.62%, 12/31/13 ......       United States               4,166,522        4,199,437
                                                                                                                     --------------
      ENERGY MINERALS 0.6%
      Citgo Petroleum Corp., Term Loan B, 6.677%, 11/15/12 ...........       United States               6,019,270        6,022,701
      Niska Gas Storage Canada ULC (C/R Gas),
         Asset Sale Term Loan, 7.07% - 7.103%, 5/13/11 ...............           Canada                    523,945          523,295
         Canadian Term Loan, 7.103% 7.171%, 5/12/13 ..................           Canada                  2,958,666        2,953,784
      Niska Gas Storage U.S. LLC (C/R Gas),
         Delay Draw, 7.103%, 5/12/13 .................................       United States                 378,325          377,137
         U.S. Term Loan, 7.103% - 7.171%, 5/12/13 ....................       United States                 564,642          563,152
                                                                                                                     --------------
                                                                                                                         10,440,069
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 35

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                     COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT d       VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
    e SENIOR FLOATING RATE INTERESTS (CONTINUED)
      FINANCE 0.8%
      Ameritrade Holding Corp., Term Loan B, 6.82%, 12/31/12 .........       United States               6,104,234   $    6,118,396
      Avis Budget Car Rental LLC, Term Loan, 6.61%, 4/19/12 ..........       United States               5,202,571        5,168,026
      Nasdaq Stock Market Inc.,
         Incremental Term Loan B, 7.07% - 7.114%, 4/18/12 ............       United States                 359,100          359,664
         Term Loan B, 7.07% - 7.114%, 4/18/12 ........................       United States               2,602,806        2,606,971
         Term Loan C (Delayed Draw), 7.07% - 7.114%, 4/18/12 .........       United States               1,508,786        1,511,200
                                                                                                                     --------------
                                                                                                                         15,764,257
                                                                                                                     --------------
      HEALTH SERVICES 0.8%
      Fresenius Medical Care Holdings Inc., Term Loan B,
         6.739% - 6.745%, 3/31/13 ....................................       United States               5,384,636        5,361,213
      HCA Inc., Term Loan B, 8.114%, 11/18/13 ........................       United States               4,625,000        4,657,838
      LifePoint Hospitals Inc., Term Loan B, 6.945%, 4/15/12 .........       United States               5,202,217        5,195,870
                                                                                                                     --------------
                                                                                                                         15,214,921
                                                                                                                     --------------
      INDUSTRIAL SERVICES 0.3%
      Allied Waste North America Inc.,
         Credit Link, 5.322%, 1/15/12 ................................       United States               1,720,026        1,732,754
         Term Loan B, 7.12% - 7.21%, 1/15/12 .........................       United States               3,878,723        3,907,426
                                                                                                                     --------------
                                                                                                                          5,640,180
                                                                                                                     --------------
      PROCESS INDUSTRIES 1.3%
      Georgia-Pacific Corp.,
         Additional Term Loan, 7.114%, 12/20/12 ......................       United States                 862,233          868,734
         Term Loan B, 7.345% - 7.364%, 12/20/12 ......................       United States               4,010,865        4,040,866
      Hexion Specialty Chemicals BV, Term Loan C-2, 7.875%, 5/03/13 ..        Netherlands                1,003,492        1,007,726
      Hexion Specialty Chemicals Inc., Term Loan C-1, 7.875%,
         5/03/13 .....................................................       United States               4,619,523        4,639,018
      Ineos U.S. Finance LLC,
         Term Loan B2, 7.611%, 12/16/13 ..............................       United States               1,959,408        1,976,259
         Term Loan C2, 8.111%, 12/23/14 ..............................       United States               1,959,408        1,976,513
      Lyondell Chemical Co., Term Loan, 7.121%, 8/16/13 ..............       United States               5,113,812        5,124,142
      Nalco Co., Term Loan B, 7.07% - 7.14%, 11/04/10 ................       United States               4,434,933        4,456,753
                                                                                                                     --------------
                                                                                                                         24,090,011
                                                                                                                     --------------
      PRODUCER MANUFACTURING 0.5%
      Dresser Inc., Term Loan B, 8.125%, 10/31/13 ....................       United States               4,616,561        4,663,280
      Oshkosh Truck Corp., Term Loan B, 7.35%, 12/06/13 ..............       United States               5,050,000        5,078,886
                                                                                                                     --------------
                                                                                                                          9,742,166
                                                                                                                     --------------
      REAL ESTATE INVESTMENT TRUSTS 0.4%
      Capital Automotive REIT, Term Loan B, 7.08%, 12/10/10 ..........       United States               4,748,992        4,799,094
      Lion Gables Realty LP, Term Loan B, 7.07%, 3/30/07 .............       United States                  27,782           27,786
      Macerich Co., Term Loan B, 6.875%, 4/26/10 .....................       United States               3,363,000        3,355,030
                                                                                                                     --------------
                                                                                                                          8,181,910
                                                                                                                     --------------
      RETAIL TRADE 0.3%
      The William Carter Co., Term Loan B, 6.845% - 6.86%, 7/14/12 ...       United States               4,690,074        4,700,017
                                                                                                                     --------------
      TECHNOLOGY SERVICES 0.2%
      SunGard Data Systems Inc., Term Loan, 7.875%, 2/11/13 ..........       United States               4,524,135        4,571,367
                                                                                                                     --------------


36 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                     COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT d        VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
    e SENIOR FLOATING RATE INTERESTS (CONTINUED)
      UTILITIES 0.3%
      NRG Energy Inc.,
         Credit Link, 7.364%, 2/01/13 ................................       United States               2,119,800   $    2,140,192
         Term Loan B, 7.364%, 2/01/13 ................................       United States               2,200,825        2,221,931
      TPF Generation Holdings LLC,
         Synthetic L/C, 7.37%, 12/15/13 ..............................       United States                 142,263          142,853
         Synthetic Revolver, 7.37%, 12/15/11 .........................       United States                  44,597           44,782
         Term Loan, 7.37%, 12/15/13 ..................................       United States                 758,141          761,287
                                                                                                                     --------------
                                                                                                                          5,311,045
                                                                                                                     --------------
      TOTAL SENIOR FLOATING RATE INTERESTS (COST $212,901,322) .......                                                  213,255,323
                                                                                                                     --------------
      CORPORATE BONDS 33.3%
      COMMERCIAL SERVICES 2.2%
    g ARAMARK Corp., senior note, B, 144A, 8.50%, 2/01/15 ............       United States               3,500,000        3,600,625
      Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 .....       United States               1,321,000        1,456,402
      Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ..........       United States               4,000,000        4,370,000
      Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ...........       United States               6,000,000        6,390,000
      JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to
         5/17/07, 10.67% thereafter, 5/15/13 .........................       United States               2,000,000        2,020,000
      JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 .....       United States               3,500,000        3,688,125
      Lamar Media Corp., senior sub. note,
         7.25%, 1/01/13 ..............................................       United States               5,500,000        5,596,250
         6.625%, 8/15/15 .............................................       United States               1,000,000          990,000
      R.H. Donnelley Corp., senior note, 8.875%, 1/15/16 .............       United States               2,000,000        2,105,000
    g Rental Service Corp., senior note, 144A, 9.50%, 12/01/14 .......       United States               4,600,000        4,830,000
      United Rentals North America Inc., senior sub. note,
         7.75%, 11/15/13 .............................................       United States               6,000,000        6,075,000
                                                                                                                     --------------
                                                                                                                         41,121,402
                                                                                                                     --------------
      COMMUNICATIONS 3.6%
      Dobson Cellular Systems Inc., senior secured note,
         9.875%, 11/01/12 ............................................       United States               6,000,000        6,562,500
      Embarq Corp., senior note, 7.082%, 6/01/16 .....................       United States               6,500,000        6,615,635
      Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
         10.375% thereafter, 11/15/12 ................................      United Kingdom               5,000,000        4,662,500
      Intelsat Subsidiary Holding Co. Ltd., senior note,
         8.25%, 1/15/13 ..............................................          Bermuda                  7,000,000        7,280,000
      Millicom International Cellular SA, senior note,
         10.00%, 12/01/13 ............................................        Luxembourg                 6,000,000        6,607,500
      Qwest Communications International Inc., senior note,
         7.50%, 2/15/14 ..............................................       United States               6,000,000        6,225,000
      Rogers Wireless Inc., senior secured note, 7.25%, 12/15/12 .....          Canada                   5,000,000        5,287,500
      Telecom Italia Capital, senior note, 4.95%, 9/30/14 ............           Italy                   5,500,000        5,092,175
      Verizon New York Inc., senior deb.,
         A, 6.875%, 4/01/12 ..........................................       United States               5,000,000        5,203,810
         B, 7.375%, 4/01/32 ..........................................       United States               1,000,000        1,037,894


                                        Quarterly Statements of Investments | 37

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                    COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT d        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      COMMUNICATIONS (CONTINUED)
    g Wind Acquisition Finance SA, senior note, 144A,
         10.75%, 12/01/15 ............................................          Italy               5,500,000       $     6,366,250
      Windstream Corp., senior note, 8.625%, 8/01/16 .................      United States           6,000,000             6,577,500
                                                                                                                    ---------------
                                                                                                                         67,518,264
                                                                                                                    ---------------
      CONSUMER DURABLES 1.7%
      Beazer Homes USA Inc., senior note, 8.125%, 6/15/16 ............      United States           6,500,000             6,792,500
      Ford Motor Credit Co.,
         5.625%, 10/01/08 ............................................      United States           6,000,000             5,893,368
         senior note, 9.875%, 8/10/11 ................................      United States           5,000,000             5,358,320
      General Motors Corp., senior deb., 8.25%, 7/15/23 ..............      United States           3,000,000             2,857,500
      Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ...........      United States           2,800,000             2,870,000
      KB Home, senior note,
         6.25%, 6/15/15 ..............................................      United States           3,900,000             3,683,741
         7.25%, 6/15/18 ..............................................      United States           2,600,000             2,549,222
      William Lyon Homes Inc., senior note, 7.625%, 12/15/12 .........      United States           1,900,000             1,695,750
                                                                                                                    ---------------
                                                                                                                         31,700,401
                                                                                                                    ---------------
      CONSUMER NON-DURABLES 1.6%
      Dole Foods Co., senior note, 7.25%, 6/15/10 ....................      United States             600,000               582,750
      Reynolds American Inc., senior secured note, 7.625%, 6/01/16 ...      United States           6,500,000             6,909,311
    g SABMiller PLC, 144A, 6.20%, 7/01/11 ............................      South Africa            5,500,000             5,627,991
      Smithfield Foods Inc., senior note,
         7.00%, 8/01/11 ..............................................      United States           3,300,000             3,312,375
         7.75%, 5/15/13 ..............................................      United States           3,200,000             3,272,000
      Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 ........      United States           5,000,000             4,387,500
      Tyson Foods Inc., senior note,
         8.25%, 10/01/11 .............................................      United States           5,000,000             5,408,735
         6.85%, 4/01/16 ..............................................      United States           1,000,000             1,020,211
                                                                                                                    ---------------
                                                                                                                         30,520,873
                                                                                                                    ---------------
      CONSUMER SERVICES 6.1%
      AMC Entertainment Inc., senior sub. note, 9.875%, 2/01/12 ......      United States           6,000,000             6,337,500
      Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ......      United States           2,500,000             2,534,375
      CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ...........         Canada               5,500,000             5,733,750
      CCH I LLC, senior secured note, 11.00%, 10/01/15 ...............      United States           2,000,000             2,075,000
      CCH II LLC, senior note, 10.25%, 9/15/10 .......................      United States           6,000,000             6,262,500
      Clear Channel Communications Inc., senior note, 5.75%,
        1/15/13 ......................................................      United States           5,000,000             4,654,330
      Comcast Corp., 5.65%, 6/15/35 ..................................      United States           6,500,000             5,936,301
      CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ................      United States           2,500,000             2,537,500
      DIRECTV Holdings LLC, senior note,
         8.375%, 3/15/13 .............................................      United States           2,000,000             2,102,500
         6.375%, 6/15/15 .............................................      United States             700,000               670,250
      EchoStar DBS Corp., senior note, 6.375%, 10/01/11 ..............      United States           5,500,000             5,465,625
      Harrah's Operating Co. Inc., senior note, 6.50%, 6/01/16 .......      United States           6,500,000             5,928,546
      Liberty Media Corp., senior note, 5.70%, 5/15/13 ...............      United States           6,000,000             5,662,476
      LIN Television Corp., senior sub. note, 6.50%, 5/15/13 .........      United States           6,000,000             5,820,000
      MGM MIRAGE Inc., senior note, 6.625%, 7/15/15 ..................      United States          10,000,000             9,600,000


38 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                    COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT d        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      CONSUMER SERVICES (CONTINUED)
      Pinnacle Entertainment Inc., senior sub. note,
         8.25%, 3/15/12 ..............................................      United States             600,000       $       617,250
         8.75%, 10/01/13 .............................................      United States           4,200,000             4,462,500
      Quebecor Media Inc., senior note, 7.75%, 3/15/16 ...............         Canada               3,800,000             3,876,000
      Radio One Inc., senior sub. note, 6.375%, 2/15/13 ..............      United States           5,500,000             5,238,750
    g Rainbow National Services LLC, senior sub. deb., 144A,
         10.375%, 9/01/14 ............................................      United States           4,500,000             5,085,000
      Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ......      United States           6,500,000             6,653,848
      Station Casinos Inc.,
         senior note, 6.00%, 4/01/12 .................................      United States           1,200,000             1,141,500
         senior sub. note, 6.50%, 2/01/14 ............................      United States           1,000,000               915,000
         senior sub. note, 6.875%, 3/01/16 ...........................      United States           3,800,000             3,496,000
      Time Warner Inc., 5.875%, 11/15/16 .............................      United States           7,000,000             6,997,207
      Viacom Inc., senior note, 6.25%, 4/30/16 .......................      United States           6,000,000             5,987,220
                                                                                                                    ---------------
                                                                                                                        115,790,928
                                                                                                                    ---------------
      ELECTRONIC TECHNOLOGY 2.6%
    g Bombardier Inc., senior note, 144A, 8.00%, 11/15/14 ............         Canada               2,500,000             2,593,750
      Cisco Systems Inc., senior note, 5.50%, 2/22/16 ................      United States           6,000,000             5,997,690
      DRS Technologies Inc., senior sub. note,
         6.875%, 11/01/13 ............................................      United States             500,000               497,500
         7.625%, 2/01/18 .............................................      United States           5,000,000             5,112,500
    g Freescale Semiconductor Inc., senior note, 144A, 8.875%,
         12/15/14 ....................................................      United States           7,000,000             7,000,000
      L-3 Communications Corp., senior sub. note,
         5.875%, 1/15/15 .............................................      United States           5,500,000             5,238,750
         6.375%, 10/15/15 ............................................      United States           1,000,000               973,750
    g NXP BV/NXP Funding LLC, 144A, 7.875%, 10/15/14 .................       Netherlands            6,500,000             6,743,750
      Sanmina-SCI Corp., senior sub. note,
         6.75%, 3/01/13 ..............................................      United States           4,300,000             3,913,000
         8.125%, 3/01/16 .............................................      United States           1,200,000             1,149,000
      Solectron Global Finance Ltd., senior sub. note, 8.00%,
        3/15/16 ......................................................      United States           5,000,000             5,025,000
  f,g TransDigm Inc., senior sub. note, 144A, 7.75%, 7/15/14 .........      United States           4,675,000             4,721,750
                                                                                                                    ---------------
                                                                                                                         48,966,440
                                                                                                                    ---------------
      ENERGY MINERALS 1.3%
      Chesapeake Energy Corp., senior note,
         7.625%, 7/15/13 .............................................      United States           1,500,000             1,565,625
         6.625%, 1/15/16 .............................................      United States             500,000               488,750
         6.25%, 1/15/18 ..............................................      United States           6,000,000             5,677,500
      Mariner Energy Inc., senior note, 7.50%, 4/15/13 ...............      United States           5,500,000             5,362,500
      Peabody Energy Corp., senior note,
         7.375%, 11/01/16 ............................................      United States           2,200,000             2,304,500
         B, 6.875%, 3/15/13 ..........................................      United States           3,000,000             3,030,000
      Pogo Producing Co., senior sub. note,
         7.875%, 5/01/13 .............................................      United States             700,000               708,750
         6.875%, 10/01/17 ............................................      United States           5,300,000             5,021,750
                                                                                                                    ---------------
                                                                                                                         24,159,375
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 39

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                    COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT d        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      FINANCE 0.8%
      General Motors Acceptance Corp.,
         7.25%, 3/02/11 ..............................................      United States           4,500,000       $     4,633,133
         6.875%, 8/28/12 .............................................      United States           4,000,000             4,069,816
  g,h Glitnir Banki HF, 144A, 7.451%, Perpetual ......................         Iceland              6,000,000             6,302,814
                                                                                                                    ---------------
                                                                                                                         15,005,763
                                                                                                                    ---------------
      HEALTH SERVICES 1.9%
      DaVita Inc., senior sub. note, 7.25%, 3/15/15 ..................      United States           6,500,000             6,613,750
      Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 .......         Germany              5,500,000             5,610,000
      HCA Inc.,
         senior note, 6.50%, 2/15/16 .................................      United States           1,600,000             1,356,000
       g senior secured note, 144A, 9.125%, 11/15/14 .................      United States           5,900,000             6,290,875
      Tenet Healthcare Corp., senior note,
         6.375%, 12/01/11 ............................................      United States           6,000,000             5,580,000
         9.875%, 7/01/14 .............................................      United States             500,000               509,375
      Vanguard Health Holding Co. II LLC, senior sub. note,
         9.00%, 10/01/14 .............................................      United States           5,000,000             5,143,750
      WellPoint Inc., 5.25%, 1/15/16 .................................      United States           5,500,000             5,375,244
                                                                                                                    ---------------
                                                                                                                         36,478,994
                                                                                                                    ---------------

      INDUSTRIAL SERVICES 1.5%
      Allied Waste North America Inc., senior secured note,
         6.50%, 11/15/10 .............................................      United States           2,900,000             2,918,125
         B, 5.75%, 2/15/11 ...........................................      United States           2,100,000             2,047,500
      Copano Energy LLC, senior note, 8.125%, 3/01/16 ................      United States           5,000,000             5,175,000
      El Paso Corp., senior note, 7.875%, 6/15/12 ....................      United States           3,500,000             3,718,750
      El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 .......      United States           4,500,000             4,702,500
      Hanover Compressor Co., senior note, 7.50%, 4/15/13 ............      United States           2,000,000             2,015,000
      Hanover Equipment Trust 01, senior secured note, B,
         8.75%, 9/01/11 ..............................................      United States           3,500,000             3,657,500
      Markwest Energy Partners LP, senior note, 6.875%, 11/01/14 .....      United States           5,500,000             5,280,000
                                                                                                                    ---------------
                                                                                                                         29,514,375
                                                                                                                    ---------------
      NON-ENERGY MINERALS 0.5%
      Novelis Inc., senior note, 7.25%, 2/15/15 ......................         Canada               7,000,000             7,210,000
    g Tube City IMS Corp., senior sub. note, 144A, 9.75%, 2/01/15 ....      United States           2,350,000             2,420,500
                                                                                                                    ---------------
                                                                                                                          9,630,500
                                                                                                                    ---------------
      PROCESS INDUSTRIES 4.1%
      Abitibi-Consolidated Co. of Canada, senior note, 8.375%,
        4/01/15 ......................................................         Canada               4,300,000             4,203,250
    g Basell AF SCA, senior note, 144A, 8.375%, 8/15/15 ..............         Germany              5,500,000             5,706,250
      BCP Crystal Holdings Corp., senior sub. note, 9.625%,
        6/15/14 ......................................................      United States           6,500,000             7,215,000
      Buckeye Technologies Inc., senior sub. note, 8.00%,
        10/15/10 .....................................................      United States           5,000,000             5,025,000
      Bunge Ltd. Finance Corp., senior note, 5.10%, 7/15/15 ..........      United States           6,000,000             5,568,090
      Crown Americas Inc., senior note, 7.75%, 11/15/15 ..............      United States           6,000,000             6,240,000
      Graphic Packaging International Corp., senior note, 8.50%,
         8/15/11 .....................................................      United States           5,000,000             5,212,500
    g Huntsman International LLC, senior note, 144A, 7.875%,
         11/15/14 ....................................................      United States           1,900,000             1,966,500


40 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                    COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT d        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      PROCESS INDUSTRIES (CONTINUED)
      JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ..............         Ireland              5,000,000       $     5,062,500
      Lyondell Chemical Co., senior note, 8.00%, 9/15/14 .............      United States           6,500,000             6,792,500
      Nalco Co., senior sub. note, 8.875%, 11/15/13 ..................      United States           6,500,000             6,930,625
      Owens-Brockway Glass Container Inc., senior note, 6.75%,
         12/01/14 ....................................................      United States           6,500,000             6,435,000
      Rhodia SA, senior note, 10.25%, 6/01/10 ........................         France               5,000,000             5,725,000
    g Verso Paper Holdings LLC, senior secured note, 144A,
      9.125%, 8/01/14 ................................................      United States           5,500,000             5,802,500
                                                                                                                    ---------------
                                                                                                                         77,884,715
                                                                                                                    ---------------
      PRODUCER MANUFACTURING 1.3%
      Case New Holland Inc., senior note,
         9.25%, 8/01/11 ..............................................      United States           6,000,000             6,390,000
         7.125%, 3/01/14 .............................................      United States             500,000               515,000
      Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 .....      United States           5,300,000             5,233,750
      Nortek Inc., senior sub. note, 8.50%, 9/01/14 ..................      United States           6,000,000             5,985,000
  f,g RBS Global & Rexnord Corp., senior note, 144A, 9.50%,
      8/01/14 ........................................................      United States           6,000,000             6,240,000
                                                                                                                    ---------------
                                                                                                                         24,363,750
                                                                                                                    ---------------
      REAL ESTATE DEVELOPMENT 0.6%
      EOP Operating LP, 4.75%, 3/15/14 ...............................      United States           6,000,000             5,925,102
      Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 .....      United States           5,000,000             5,162,500
                                                                                                                    ---------------
                                                                                                                         11,087,602
                                                                                                                    ---------------
      REAL ESTATE INVESTMENT TRUSTS 0.4%
    g Host Hotels & Resorts LP, senior note, 144A, 6.875%,
        11/01/14 .....................................................      United States           1,000,000             1,008,750
      Host Marriott LP, senior note,
         K, 7.125%, 11/01/13 .........................................      United States           4,000,000             4,080,000
         M, 7.00%, 8/15/12 ...........................................      United States           2,000,000             2,030,000
                                                                                                                    ---------------
                                                                                                                          7,118,750
                                                                                                                    ---------------

      RETAIL TRADE 0.6%
      GSC Holdings Corp., senior note, 8.00%, 10/01/12 ...............      United States           5,000,000             5,312,500
    g Michaels Stores Inc., senior note, 144A, 10.00%, 11/01/14 ......      United States           6,000,000             6,435,000
                                                                                                                    ---------------
                                                                                                                         11,747,500
                                                                                                                    ---------------
      TECHNOLOGY SERVICES 0.4%
      SunGard Data Systems Inc.,
         senior note, 9.125%, 8/15/13 ................................      United States           3,000,000             3,172,500
         senior sub. note, 10.25%, 8/15/15 ...........................      United States           4,000,000             4,320,000
                                                                                                                    ---------------
                                                                                                                          7,492,500
                                                                                                                    ---------------

      UTILITIES 2.1%
    g Allegheny Energy Supply, 144A, 8.25%, 4/15/12 ..................      United States           4,000,000             4,380,000
      Aquila Inc., senior note, 9.95%, 2/01/11 .......................      United States           5,000,000             5,525,180
      Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 .............      United States           6,000,000             6,375,000
      Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 ....      United States           5,000,000             5,425,000
      Mirant North America LLC, senior note, 7.375%, 12/31/13 ........      United States           4,700,000             4,817,500


                                        Quarterly Statements of Investments | 41

Franklin Strategic Series

---------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                     COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT d       VALUE
---------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      UTILITIES (CONTINUED)
      NRG Energy Inc., senior note,
         7.25%, 2/01/14 .............................................        United States             500,000       $    502,500
         7.375%, 2/01/16 ............................................        United States           6,000,000          6,022,500
         7.375%, 1/15/17 ............................................        United States             500,000            501,250
      TXU Corp., senior note, P, 5.55%, 11/15/14 ....................        United States           6,000,000          5,677,254
                                                                                                                     ------------
                                                                                                                       39,226,184
                                                                                                                     ------------

      TOTAL CORPORATE BONDS (COST $617,078,805) ....................                                                  629,328,316
                                                                                                                     ------------
      CONVERTIBLE BONDS 1.1%
      CONSUMER SERVICES 0.3%
      Carnival Corp., cvt., senior deb., 2.00%, 4/15/21 .............        United States           4,000,000          5,355,000
                                                                                                                     ------------

      ELECTRONIC TECHNOLOGY 0.4%
      Fairchild Semiconductor Corp., cvt., 5.00%, 11/01/08 ..........        United States           2,000,000          1,992,500
      Intel Corp., cvt., sub. deb., 2.95%, 12/15/35 .................        United States           6,500,000          5,930,411
                                                                                                                     ------------
                                                                                                                        7,922,911
                                                                                                                     ------------

      RETAIL TRADE 0.4%
      Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 ............        United States           6,000,000          6,840,000
                                                                                                                     ------------

      TOTAL CONVERTIBLE BONDS (COST $18,864,523) ....................                                                  20,117,911
                                                                                                                     ------------
      ASSET-BACKED SECURITIES AND COMMERCIAL
         MORTGAGE-BACKED SECURITIES 3.0%
      FINANCE 2.4%
    e Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3,
         A5, FRN, 5.617%, 10/15/48 ..................................        United States          22,000,000         22,131,237
      Countrywide Asset-Backed Certificates,
         2004-7, AF4, 4.774%, 8/25/32 ...............................        United States             725,000            719,953
         2005-11, AF4, 5.21%, 3/25/34 ...............................        United States           2,800,000          2,742,549
      GE Capital Commercial Mortgage Corp., 2003-C1, A4,
         4.819%, 1/10/38 ............................................        United States           1,827,831          1,772,552
      J.P. Morgan Chase Commercial Mortgage Securities Corp.,
       e 2004-CB9, A4, FRN, 5.377%, 6/12/41 .........................        United States           8,871,306          8,890,317
         2004-LN2, A2, 5.115%, 7/15/41 ..............................        United States             807,292            787,299
    g Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24 ......        United States              66,299             66,043
    e Morgan Stanley Capital I, 2004-IQ7, A4, FRN, 5.43%, 6/15/38 ...        United States           7,000,000          6,983,029
      Residential Asset Securities Corp., 2004-KS1, AI4,
         4.213%, 4/25/32 ............................................        United States             486,091            475,307
      Residential Funding Mortgage Securities II, 2005-HI1, A4,
         4.70%, 8/25/34 .............................................        United States           1,400,000          1,382,720
                                                                                                                     ------------
                                                                                                                       45,951,006
                                                                                                                     ------------

      REAL ESTATE DEVELOPMENT 0.6%
    e GS Mortgage Securities Corp. II, 2006-GG6, A4, FRN,
         5.553%, 4/10/38 ............................................        United States          10,000,000         10,035,139
                                                                                                                     ------------

      TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
         MORTGAGE-BACKED SECURITIES (COST $57,685,651)                                                                 55,986,145
                                                                                                                     ------------


42 | Quarterly Statements of Investments

Franklin Strategic Series

---------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                     COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT d       VALUE
---------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      MORTGAGE-BACKED SECURITIES 9.9%
    e FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE
         RATE 0.0% a
      FHLMC, 4.686%, 1/01/33 ........................................        United States             748,852       $    752,941
                                                                                                                     ------------

      FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 3.0%
      FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19 .................        United States           7,483,755          7,188,316
      FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19 .................        United States           7,950,120          7,782,789
      FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19 ..................        United States           1,482,606          1,478,360
      FHLMC Gold 15 Year, 6.50%, 4/01/11 ............................        United States               1,031              1,054
      FHLMC Gold 15 Year, 7.00%, 1/01/09 - 9/01/11 ..................        United States               1,744              1,780
      FHLMC Gold 30 Year, 5.00%, 3/01/34 - 8/01/35 ..................        United States          11,983,401         11,528,683
      FHLMC Gold 30 Year, 5.50%, 6/01/33 - 6/01/36 ..................        United States          16,810,747         16,561,720
      FHLMC Gold 30 Year, 6.00%, 6/01/33 - 6/01/36 ..................        United States           7,326,319          7,366,928
      FHLMC Gold 30 Year, 6.50%, 10/01/21 - 6/01/36 .................        United States           4,118,564          4,192,228
      FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32 ..................        United States             302,744            312,931
      FHLMC Gold 30 Year, 7.50%, 4/01/24 - 1/01/31 ..................        United States              57,945             60,361
      FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26 .................        United States               1,480              1,559
      FHLMC Gold 30 Year, 9.00%, 12/01/24 ...........................        United States                 588                637
                                                                                                                     ------------
                                                                                                                       56,477,346
                                                                                                                     ------------
    e FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE
         RATE 0.1%
      FNMA, 4.518%, 4/01/20 .........................................        United States             516,952            506,917
      FNMA, 4.62%, 12/01/34 .........................................        United States           2,369,426          2,343,871
                                                                                                                     ------------
                                                                                                                        2,850,788
                                                                                                                     ------------
      FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 6.0%
      FNMA 15 Year, 4.50%, 3/01/20 ..................................        United States           1,709,138          1,641,130
      FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18 ........................        United States           2,333,209          2,288,267
      FNMA 15 Year, 5.50%, 3/01/14 - 4/01/21 ........................        United States           8,368,037          8,336,590
      FNMA 15 Year, 6.00%, 4/01/13 - 10/01/16 .......................        United States             336,934            341,231
      FNMA 15 Year, 6.50%, 2/01/09 - 6/01/13 ........................        United States              35,757             36,560
      FNMA 15 Year, 7.50%, 10/01/07 - 12/01/28 ......................        United States              25,976             26,826
      FNMA 30 Year, 5.00%, 4/01/34 - 10/01/35 .......................        United States           2,980,777          2,865,504
    f FNMA 30 Year, 5.50%, 2/01/33 - 1/01/37 ........................        United States          56,467,343         55,594,687
      FNMA 30 Year, 6.00%, 6/01/34 - 4/01/36 ........................        United States          39,680,335         39,860,151
      FNMA 30 Year, 6.50%, 1/01/24 - 8/01/32 ........................        United States           2,013,976          2,062,347
      FNMA 30 Year, 7.50%, 10/01/29 .................................        United States              49,448             51,586
      FNMA 30 Year, 8.00%, 1/01/25 - 1/01/27 ........................        United States              25,343             26,809
      FNMA 30 Year, 8.50%, 7/01/25 ..................................        United States                 766                822
      FNMA 30 Year, 9.00%, 5/01/25 ..................................        United States               1,679              1,825
                                                                                                                     ------------
                                                                                                                      113,134,335
                                                                                                                     ------------
      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED
         RATE 0.8%
      GNMA I SF 15 Year, 7.00%, 7/15/08 .............................        United States              44,036             44,487
      GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34 ...................        United States           1,748,059          1,689,785
      GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36 ...................        United States           5,362,461          5,314,560
      GNMA I SF 30 Year, 6.00%, 8/15/36 .............................        United States             988,636            998,449
      GNMA I SF 30 Year, 6.50%, 3/15/24 - 3/15/32 ...................        United States             466,394            479,054
      GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28 ..................        United States              57,398             59,447
      GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27 ...................        United States              26,665             27,861
      GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27 ...................        United States              22,887             24,248
      GNMA I SF 30 Year, 8.50%, 8/15/24 .............................        United States                 196                211


                                        Quarterly Statements of Investments | 43

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                     COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT d        VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      MORTGAGE-BACKED SECURITIES (CONTINUED)
      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
         FIXED RATE (CONTINUED)
      GNMA I SF 30 Year, 9.00%, 1/15/25 ..........................          United States                 917        $          993
      GNMA I SF 30 Year, 9.50%, 6/15/25 ..........................          United States                 742                   819
      GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33 ..............          United States           2,374,448             2,288,665
      GNMA II SF 30 Year, 5.50%, 6/20/34 .........................          United States           1,297,342             1,283,253
      GNMA II SF 30 Year, 6.00%, 11/20/34 ........................          United States           1,205,643             1,215,348
      GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31 ..............          United States             537,395               550,660
      GNMA II SF 30 Year, 7.50%, 8/20/16 - 4/20/32 ...............          United States             270,130               279,832
                                                                                                                     --------------
                                                                                                                         14,257,672
                                                                                                                     --------------
      TOTAL MORTGAGE-BACKED SECURITIES (COST $189,981,243) .......                                                      187,473,082
                                                                                                                     --------------
      U.S. GOVERNMENT AND AGENCY SECURITIES 9.5%
      FHLMC,
        4.375%, 7/17/15 ..........................................          United States           4,300,000             4,086,655
        4.875%, 11/15/13 .........................................          United States             500,000               493,716
        5.125%, 10/18/16 .........................................          United States          10,000,000             9,990,480
        6.00%, 6/15/11 ...........................................          United States           4,900,000             5,074,675
      FNMA,
        1.75%, 3/26/08 ...........................................          United States         700,000,000  JPY        5,878,248
        2.125%, 10/09/07 .........................................          United States       1,660,000,000  JPY       13,909,607
        3.00%, 8/15/07 ...........................................          United States           2,500,000             2,470,133
        3.25%, 1/15/08 ...........................................          United States           2,100,000             2,061,308
        4.25%, 5/15/09 ...........................................          United States             400,000               393,024
        4.375%, 3/15/13 ..........................................          United States           2,600,000             2,503,790
        4.375%, 10/15/15 .........................................          United States           1,900,000             1,812,744
        5.00%, 4/15/15 ...........................................          United States             600,000               596,884
        5.00%, 3/15/16 ...........................................          United States           5,000,000             4,960,080
        5.25%, 1/15/09 ...........................................          United States           7,100,000             7,119,497
        5.375%, 11/15/11 .........................................          United States           1,700,000             1,722,897
        5.50%, 3/15/11 ...........................................          United States             300,000               304,546
        6.625%, 11/15/10 .........................................          United States           1,850,000             1,948,733
      U.S. Treasury Bond,
        6.25%, 8/15/23 ...........................................          United States           6,800,000             7,729,159
        6.88%, 8/15/25 ...........................................          United States           9,450,000            11,545,982
        7.125%, 2/15/23 ..........................................          United States          10,200,000            12,542,818
      U.S. Treasury Note,
        3.00%, 11/15/07 ..........................................          United States           5,500,000             5,413,419
        3.00%, 2/15/08 ...........................................          United States           3,500,000             3,429,044
        3.125%, 5/15/07 ..........................................          United States           4,500,000             4,476,271
        3.375%, 10/15/09 .........................................          United States             500,000               481,465
        3.50%, 12/15/09 ..........................................          United States           4,500,000             4,339,692
        4.00%, 9/30/07 ...........................................          United States           6,100,000             6,058,306
        4.00%, 4/15/10 ...........................................          United States           1,100,000             1,073,403
        4.00%, 11/15/12 ..........................................          United States           1,850,000             1,776,290
        4.125%, 8/15/10 ..........................................          United States           2,900,000             2,835,771
        4.25%, 8/15/13 ...........................................          United States           1,000,000               969,297


44 | Quarterly Statements of Investments

Franklin Strategic Series


------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                     COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT d        VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
      U.S. Treasury Note, (continued)
        4.25%, 11/15/14 ..........................................          United States              700,000       $      674,489
        4.375%, 8/15/12 ..........................................          United States            2,600,000            2,549,219
        4.50%, 9/30/11 ...........................................          United States            2,500,000            2,466,798
        5.00%, 8/15/11 ...........................................          United States            2,100,000            2,118,541
        5.625%, 5/15/08 ..........................................          United States            3,000,000            3,023,088
      i Index Linked, 1.625%, 1/15/15 ............................          United States            3,168,420            2,989,331
      i Index Linked, 2.00%, 1/15/16 .............................          United States           22,861,350           22,131,753
      i Index Linked, 2.50%, 7/15/16 .............................          United States            3,994,320            4,032,861
      i Index Linked, 3.00%, 7/15/12 .............................          United States           11,664,640           12,032,811
                                                                                                                     --------------
      TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
         (COST $183,244,722) .....................................                                                      180,016,825
                                                                                                                     --------------
      FOREIGN GOVERNMENT AND AGENCY SECURITIES 19.9%
      Bank of Thailand Bond,
        5.00%, 1/12/08 ...........................................            Thailand              31,480,000   THB        882,238
        5.50%, 8/10/08 ...........................................            Thailand              52,010,000   THB      1,466,736
    e European Investment Bank, senior note, FRN, 0.333%,
        9/21/11 ..................................................          Supranational j      1,000,000,000   JPY      8,289,073
  e,k Government of Argentina, FRN, 5.59%, 8/03/12 ...............            Argentina             46,378,000           33,160,270
      Government of Brazil, 8.00%, 1/15/18 .......................              Brazil               7,450,000            8,243,425
      Government of Canada,
        5.25%, 6/01/12 ...........................................             Canada                  250,000   CAD        223,935
        6.00%, 6/01/11 ...........................................             Canada                  593,000   CAD        541,725
      Government of Indonesia,
        10.00%, 7/15/17 ..........................................            Indonesia         10,200,000,000   IDR      1,129,286
        11.00%, 10/15/14 .........................................            Indonesia          4,500,000,000   IDR        526,649
        12.80%, 6/15/21 ..........................................            Indonesia         40,130,000,000   IDR      5,227,522
        13.15%, 3/15/10 ..........................................            Indonesia          7,125,000,000   IDR        880,838
        13.15%, 1/15/12 ..........................................            Indonesia         17,300,000,000   IDR      2,178,011
        14.25%, 6/15/13 ..........................................            Indonesia         63,035,000,000   IDR      8,440,456
        14.275%, 12/15/13 ........................................            Indonesia         28,415,000,000   IDR      3,832,902
    l Government of Iraq, Reg S, 5.80%, 1/15/28 ..................              Iraq                23,740,000           15,787,100
      Government of Malaysia,
        3.135%, 12/17/07 .........................................            Malaysia               1,925,000   MYR        548,017
        4.305%, 2/27/09 ..........................................            Malaysia              53,510,000   MYR     15,473,401
        6.90%, 3/15/07 ...........................................            Malaysia               1,900,000   MYR        544,893
        8.60%, 12/01/07 ..........................................            Malaysia              34,810,000   MYR     10,351,960
      Government of Mexico,
        8.00%, 12/17/15 ..........................................             Mexico                  725,000 m MXN      6,616,266
        10.00%, 12/05/24 .........................................             Mexico                1,125,000 m MXN     12,170,117
      Government of New Zealand, 6.50%, 4/15/13 ..................           New Zealand             7,590,000   NZD      5,317,317
      Government of Peru,
        7.84%, 8/12/20 ...........................................              Peru                 4,340,000   PEN      1,520,537
        Series 7, 8.60%, 8/12/17 .................................              Peru                28,805,000   PEN     10,515,951


                                        Quarterly Statements of Investments | 45

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                    COUNTRY/ORGANIZATION      PRINCIPAL AMOUNT d         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    Government of Poland,
        5.75%, 9/23/22 ............................................           Poland               33,700,000   PLN  $   11,834,159
        6.00%, 5/24/09 ............................................           Poland               47,900,000   PLN      16,485,636
        6.25%, 10/24/15 ...........................................           Poland               17,100,000   PLN       6,142,375
        8.50%, 5/12/07 ............................................           Poland                7,900,000   PLN       2,667,517
    Government of Singapore,
        1.75%, 2/01/07 ............................................         Singapore               8,300,000   SGD       5,404,701
        2.625%, 10/01/07 ..........................................         Singapore               1,900,000   SGD       1,234,053
        4.00%, 3/01/07 ............................................         Singapore              24,900,000   SGD      16,221,838
    Government of Slovakia,
        4.80%, 4/14/09 ............................................      Slovak Republic           63,500,000   SKK       2,398,642
        4.90%, 2/11/14 ............................................      Slovak Republic           12,900,000   SKK         496,384
        5.30%, 5/12/19 ............................................      Slovak Republic           91,900,000   SKK       3,718,675
        7.50%, 3/13/12 ............................................      Slovak Republic           96,000,000   SKK       4,101,942
    Government of Sweden,
        5.00%, 1/28/09 ............................................           Sweden               45,000,000   SEK       6,613,381
        5.50%, 10/08/12 ...........................................           Sweden               24,960,000   SEK       3,855,332
        6.50%, 5/05/08 ............................................           Sweden               80,350,000   SEK      11,942,669
        8.00%, 8/15/07 ............................................           Sweden              128,000,000   SEK      18,851,914
    Government of Thailand,
        4.125%, 2/12/08 ...........................................         Thailand               51,000,000   THB       1,417,491
        8.50%, 12/08/08 ...........................................         Thailand               41,000,000   THB       1,222,848
    KfW Bankengruppe,
      e FRN, 0.233%, 8/08/11 ......................................          Germany            4,165,000,000   JPY      34,540,074
        senior note, 8.25%, 9/20/07 ...............................          Germany              420,000,000   ISK       5,933,680
    Korea Treasury Note,
        3.75%, 9/10/07 ............................................        South Korea         11,590,000,000   KRW      12,220,114
        4.25%, 9/10/08 ............................................        South Korea          8,950,000,000   KRW       9,392,139
        4.50%, 9/09/08 ............................................        South Korea          2,675,000,000   KRW       2,817,490
        4.75%, 3/12/08 ............................................        South Korea         15,130,000,000   KRW      16,010,843
    New South Wales Treasury Corp., 8.00%, 3/01/08 ................         Australia               5,510,000   AUD       4,350,919
    Nota Do Tesouro Nacional,
        9.762%, 1/01/12 ...........................................           Brazil                   28,300 n BRL      12,189,904
        9.762%, 1/01/14 ...........................................           Brazil                    5,200 n BRL       2,179,407
        9.762%, 1/01/17 ...........................................           Brazil                    2,400 n BRL         973,870
      o Index Linked, 9.513%, 11/15/09 ............................           Brazil                    3,700 n BRL       2,701,817
      o Index Linked, 9.515%, 5/15/15 .............................           Brazil                    4,000 n BRL       2,743,252
g,p Peru Enhanced Pass-Through Finance Ltd., senior secured bond,
        A-1, 144A, 5/31/18 ........................................            Peru                 1,600,000             1,040,000
  p Swedish Treasury Bill, 12/19/07 ...............................           Sweden               11,555,000   SEK       1,611,731
                                                                                                                     --------------

    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
        (COST $353,349,127) .......................................                                                     377,183,422
                                                                                                                     --------------

    TOTAL LONG TERM INVESTMENTS (COST $1,656,359,402) .............                                                   1,686,921,996
                                                                                                                     --------------


46 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                    COUNTRY/ORGANIZATION      PRINCIPAL AMOUNT d        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 10.0%
    FOREIGN GOVERNMENT SECURITIES 7.2%
  p Canada Treasury Bill, 5/17/07 .................................          Canada                12,045,000   CAD  $   10,109,781
  p Egypt Certificate of Deposit, 9/12/07 .........................           Egypt                23,000,000   EGP       3,806,129
  p Egypt Treasury Bills, 2/20/07 - 1/08/08 .......................           Egypt               140,075,000   EGP      23,287,943
    Government of Canada, 4.50%, 9/01/07 ..........................          Canada                41,760,000   CAD      35,542,932
    Government of Thailand, 5.60%, 7/07/07 ........................         Thailand               26,240,000   THB         735,554
  p Norwegian Treasury Bills, 9/19/07 - 12/19/07 ..................           Norway              186,120,000   NOK      28,837,063
    Queensland Treasury Corp., 07G, 8.00%, 9/14/07 ................         Australia              10,250,000   AUD       8,044,649
  p Thailand Treasury Bills, 4/05/07 - 1/10/08 ....................          Thailand             971,350,000   THB      26,458,591
                                                                                                                     --------------

    TOTAL FOREIGN GOVERNMENT SECURITIES (COST $136,426,042) .......                                                     136,822,642
                                                                                                                     --------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
        (COST $1,792,785,444) .....................................                                                   1,823,744,638
                                                                                                                     --------------

                                                                                               --------------
                                                                                                   SHARES
                                                                                               --------------
    MONEY MARKET FUND (COST $53,659,806) 2.8%
  q Franklin Institutional Fiduciary Trust Money Market Portfolio,
        4.96% .....................................................       United States            53,659,806            53,659,806
                                                                                                                     --------------

    TOTAL INVESTMENTS (COST $1,846,445,250) .......................                                                   1,877,404,444
    NET UNREALIZED GAIN ON FORWARD
        EXCHANGE CONTRACTS 0.0%a ..................................                                                         245,644
    OTHER ASSETS, LESS LIABILITIES 0.7% ...........................                                                      12,758,166
                                                                                                                     --------------

    NET ASSETS 100.0% .............................................                                                  $1,890,408,254
                                                                                                                     ==============

See Currency and Selected Portfolio Abbreviations on page 55.

a Rounds to less than 0.1% of net assets.

b See Note 4 regarding restricted securities.

c Non-income producing for the twelve months ended January 31, 2007.

d The principal amount is stated in U.S. dollars unless otherwise indicated.

e The coupon rate shown represents the rate at period end.

f Security purchased on a when-issued, delayed delivery, or to-be-announced basis.

g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2007, the aggregate value of these securities was $94,228,348, representing 4.98% of net assets.

h Perpetual bond with no stated maturity date.

i Principal amount of security is adjusted for inflation.

j A supranational organization is an entity formed by two or more central governments through international treaties.

k The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

l Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2007, the value of this security was $15,787,100, representing 0.84% of net assets.

m Principal amount is stated in 100 Peso units.

n Principal amount is stated in 1,000 Real units.

o Redemption price at maturity is adjusted for inflation.

p The security is traded on a discount basis with no stated coupon rate.

q The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 47

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN TECHNOLOGY FUND                                                          COUNTRY        SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS 95.5%
      AEROSPACE & DEFENSE 1.6%
    a Aerovironment Inc. ........................................................    United States        11,700      $     267,579
    a ESCO Technologies Inc. ....................................................    United States        11,100            530,247
                                                                                                                      -------------
                                                                                                                            797,826
                                                                                                                      -------------
      BIOTECHNOLOGY 0.5%
    a Millipore Corp. ...........................................................    United States         3,600            246,528
                                                                                                                      -------------

      COMPUTER COMMUNICATIONS 7.7%
    a Cisco Systems Inc. ........................................................    United States        60,200          1,600,718
    a Ixia ......................................................................    United States       105,100            993,195
    a Juniper Networks Inc. .....................................................    United States        25,200            456,624
    a QLogic Corp. ..............................................................    United States        42,800            783,240
                                                                                                                      -------------
                                                                                                                          3,833,777
                                                                                                                      -------------
      COMPUTER PERIPHERALS 4.3%
    a Isilon Systems Inc. .......................................................    United States        15,300            353,277
    a Network Appliance Inc. ....................................................    United States        26,900          1,011,440
      Seagate Technology ........................................................    United States        29,000            785,610
                                                                                                                      -------------
                                                                                                                          2,150,327
                                                                                                                      -------------
      COMPUTER PROCESSING HARDWARE 2.7%
    a Apple Inc. ................................................................    United States        15,800          1,354,534
                                                                                                                      -------------
      DATA PROCESSING SERVICES 6.5%
      First Data Corp. ..........................................................    United States        35,900            892,474
      Global Payments Inc. ......................................................    United States        18,100            683,456
    a NeuStar Inc., A ...........................................................    United States        21,500            664,135
      Paychex Inc. ..............................................................    United States        25,500          1,020,255
                                                                                                                      -------------
                                                                                                                          3,260,320
                                                                                                                      -------------
      ELECTRONIC COMPONENTS 0.7%
    a MEMC Electronic Materials Inc. ............................................    United States         7,100            372,040
                                                                                                                      -------------

      ELECTRONIC EQUIPMENT/INSTRUMENTS 2.4%
    a Agilent Technologies Inc. .................................................    United States        29,000            928,000
    a SunPower Corp., A .........................................................    United States         5,800            256,940
                                                                                                                      -------------
                                                                                                                          1,184,940
                                                                                                                      -------------
      ELECTRONIC PRODUCTION EQUIPMENT 2.0%
    a FormFactor Inc. ...........................................................    United States        15,700            638,205
      KLA-Tencor Corp. ..........................................................    United States         7,600            374,148
                                                                                                                      -------------
                                                                                                                          1,012,353
                                                                                                                      -------------
      ELECTRONICS/APPLIANCES 0.7%
      Harman International Industries Inc. ......................................    United States         3,600            340,452
                                                                                                                      -------------
      INFORMATION TECHNOLOGY SERVICES 3.2%
    a Amdocs Ltd. ...............................................................    United States        14,600            506,328
    a Cognizant Technology Solutions Corp., A ...................................    United States        12,600          1,074,654
                                                                                                                      -------------
                                                                                                                          1,580,982
                                                                                                                      -------------


48 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN TECHNOLOGY FUND                                                          COUNTRY        SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      INTERNET SOFTWARE/SERVICES 13.8%
    a Akamai Technologies Inc. ..................................................    United States        12,800      $     719,104
    a Equinix Inc. ..............................................................    United States         9,600            807,072
    a Google Inc., A ............................................................    United States         3,100          1,554,030
    a Internap Network Services Corp. ...........................................    United States        35,700            650,454
    a SAVVIS Inc. ...............................................................    United States        11,600            519,912
    a VeriSign Inc. .............................................................    United States        41,100            982,290
    a WebEx Communications Inc. .................................................    United States        18,150            673,002
    a WebSideStory Inc. .........................................................    United States        11,200            160,272
    a Yahoo! Inc. ...............................................................    United States        28,480            806,269
                                                                                                                      -------------
                                                                                                                          6,872,405
                                                                                                                      -------------
      MAJOR PHARMACEUTICALS 1.6%
      Roche Holding AG ..........................................................     Switzerland          4,200            789,368
                                                                                                                      -------------
      MAJOR TELECOMMUNICATIONS 1.1%
    a Bharti Airtel Ltd. ........................................................        India            35,000            561,763
                                                                                                                      -------------
      MEDICAL SPECIALTIES 2.2%
    a Intuitive Surgical Inc. ...................................................    United States         5,600            551,096
    a Thermo Fisher Scientific Inc. .............................................    United States        11,200            535,920
                                                                                                                      -------------
                                                                                                                          1,087,016
                                                                                                                      -------------
      PACKAGED SOFTWARE 11.9%
    a Adobe Systems Inc. ........................................................    United States        21,000            816,270
    a ANSYS Inc. ................................................................    United States        11,200            558,768
    a Autodesk Inc. .............................................................    United States        18,700            817,564
      Microsoft Corp. ...........................................................    United States        29,700            916,542
    a NAVTEQ ....................................................................    United States        11,200            397,376
    a Nuance Communications Inc. ................................................    United States        47,100            542,592
    a Oracle Corp. ..............................................................    United States        39,200            672,672
    a Salesforce.com Inc. .......................................................    United States        12,200            534,726
      SAP AG, ADR ...............................................................       Germany           14,800            685,832
                                                                                                                      -------------
                                                                                                                          5,942,342
                                                                                                                      -------------
      RECREATIONAL PRODUCTS 2.7%
    a Activision Inc. ...........................................................    United States        43,466            740,226
      Nintendo Co. Ltd. .........................................................        Japan             2,000            590,063
                                                                                                                      -------------
                                                                                                                          1,330,289
                                                                                                                      -------------
      SEMICONDUCTORS 13.7%
    a Broadcom Corp., A .........................................................    United States        24,400            778,848
    a Hittite Microwave Corp. ...................................................    United States         7,100            246,938
    a Marvell Technology Group Ltd. .............................................       Bermuda           33,700            616,373
      Microchip Technology Inc. .................................................    United States        37,200          1,293,072
    a Microsemi Corp. ...........................................................    United States        78,400          1,426,880
    a Netlogic Microsystems Inc. ................................................    United States        31,900            761,772
    a NVIDIA Corp. ..............................................................    United States        11,700            358,605
    a Silicon Laboratories Inc. .................................................    United States        23,300            748,163
      Texas Instruments Inc. ....................................................    United States        19,900            620,681
                                                                                                                      -------------
                                                                                                                          6,851,332
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 49

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN TECHNOLOGY FUND                                                          COUNTRY        SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      SPECIALTY TELECOMMUNICATIONS 3.0%
    a American Tower Corp., A ...................................................    United States        37,500      $   1,493,625
                                                                                                                      -------------
      TELECOMMUNICATIONS EQUIPMENT 11.1%
    a Corning Inc. ..............................................................    United States        53,400          1,112,856
      Garmin Ltd. ...............................................................   Cayman Islands        15,000            753,300
      Harris Corp. ..............................................................    United States        25,200          1,280,664
      Nokia Corp., ADR ..........................................................       Finland           31,900            704,990
      QUALCOMM Inc. .............................................................    United States        32,400          1,220,184
    a Research In Motion Ltd. ...................................................        Canada            3,900            498,342
                                                                                                                      -------------
                                                                                                                          5,570,336
                                                                                                                      -------------
      WIRELESS COMMUNICATIONS 2.1%
    a NII Holdings Inc. .........................................................    United States        14,600          1,077,480
                                                                                                                      -------------
      TOTAL COMMON STOCKS (COST $38,362,872) ....................................                                        47,710,035
                                                                                                                      -------------
      SHORT TERM INVESTMENT (COST $2,843,554) 5.7%
      MONEY MARKET FUND 5.7%
    b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% ......    United States     2,843,554          2,843,554
                                                                                                                      -------------
      TOTAL INVESTMENTS (COST $41,206,426) 101.2% ...............................                                        50,553,589
      OTHER ASSETS, LESS LIABILITIES (1.2)% .....................................                                          (608,366)
                                                                                                                      -------------
      NET ASSETS 100.0% .........................................................                                     $  49,945,223
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 55.

a Non-income producing for the twelve months ended January 31, 2007.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


50 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN U.S. LONG-SHORT FUND                                                    COUNTRY          SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS 68.9%
      CONSUMER DURABLES 3.6%
  a,b Activision Inc. ............................................................  United States            21,369  $      363,914
    b Harman International Industries Inc. .......................................  United States             4,107         388,399
  a,b Scientific Games Corp., A ..................................................  United States            11,836         367,389
                                                                                                                     --------------
                                                                                                                          1,119,702
                                                                                                                     --------------
      CONSUMER NON-DURABLES 7.0%
  a,b Crocs Inc. .................................................................  United States            10,427         524,895
    b PepsiCo Inc. ...............................................................  United States             5,440         354,906
    b Phillips-Van Heusen Corp. ..................................................  United States            12,349         681,047
      Steven Madden Ltd. .........................................................  United States             6,168         183,313
      VF Corp. ...................................................................  United States             5,708         433,066
                                                                                                                     --------------
                                                                                                                          2,177,227
                                                                                                                     --------------
      CONSUMER SERVICES 3.4%
    b Carnival Corp. .............................................................  United States            11,436         589,640
    b Hilton Hotels Corp. ........................................................  United States            13,595         481,127
                                                                                                                     --------------
                                                                                                                          1,070,767
                                                                                                                     --------------
      ELECTRONIC TECHNOLOGY 14.7%
  a,b Arris Group Inc. ...........................................................  United States            24,696         351,177
      Embraer-Empresa Brasileira de Aeronautica SA, ADR ..........................     Brazil                11,982         485,870
  a,b FormFactor Inc. ............................................................  United States            15,800         642,270
    b  Harris Corp. ..............................................................  United States            15,878         806,920
    a Microsemi Corp. ............................................................  United States            17,162         312,348
    b Nokia Corp., ADR ...........................................................     Finland               29,920         661,232
  a,b SunPower Corp., A ..........................................................  United States             7,873         348,774
  a,b Taser International Inc. ...................................................  United States            45,346         351,432
  a,b ViaSat Inc. ................................................................  United States            18,917         623,693
                                                                                                                     --------------
                                                                                                                          4,583,716
                                                                                                                     --------------
      ENERGY MINERALS 3.7%
    b Chesapeake Energy Corp. ....................................................  United States            16,935         501,445
      Peabody Energy Corp. .......................................................  United States             8,574         350,077
    b Total SA, B, ADR ...........................................................     France                 4,163         283,292
                                                                                                                     --------------
                                                                                                                          1,134,814
                                                                                                                     --------------
      FINANCE 4.1%
    b CapitalSource Inc. .........................................................  United States            13,899         386,253
  a,b Eurobancshares Inc. ........................................................  United States            29,139         253,218
    b IBERIABANK Corp. ...........................................................  United States             4,243         244,609
  a,c Industrial and Commercial Bank of China, H, 144A ...........................      China               421,200         244,383
    b R&G Financial Corp., B .....................................................  United States            21,255         159,838
                                                                                                                     --------------
                                                                                                                          1,288,301
                                                                                                                     --------------
      HEALTH TECHNOLOGY 3.0%
    a Cephalon Inc. ..............................................................  United States             1,348          97,609
    a The Medicines Co. ..........................................................  United States             3,043          93,177
    a Penwest Pharmaceuticals Co. ................................................  United States             2,536          36,112
      Roche Holding AG ...........................................................   Switzerland              1,255         235,871
    b Schering-Plough Corp. ......................................................  United States            18,393         459,825
                                                                                                                     --------------
                                                                                                                            922,594
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 51

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN U.S. LONG-SHORT FUND                                                    COUNTRY          SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      INDUSTRIAL SERVICES 2.3%
    a Helix Energy Solutions Group Inc. ..........................................  United States            13,159  $      423,325
    b Rowan Cos. Inc. ............................................................  United States             8,863         291,504
                                                                                                                     --------------
                                                                                                                            714,829
                                                                                                                     --------------
      PROCESS INDUSTRIES 4.4%
    b Ashland Inc. ...............................................................  United States             5,669         394,279
    b Bunge Ltd. .................................................................  United States             7,939         610,906
  a,b Headwaters Inc. ............................................................  United States             7,463         169,560
    b Lyondell Chemical Co. ......................................................  United States             5,936         187,696
                                                                                                                     --------------
                                                                                                                          1,362,441
                                                                                                                     --------------
      PRODUCER MANUFACTURING 1.7%
    b 3M Co. .....................................................................  United States             4,671         347,055
    b Federal Signal Corp. .......................................................  United States            10,678         175,333
                                                                                                                     --------------
                                                                                                                            522,388
                                                                                                                     --------------
      RETAIL TRADE 10.8%
    b Advance Auto Parts Inc. ....................................................  United States             8,840         335,478
    b Best Buy Co. Inc. ..........................................................  United States             9,419         474,718
  a,b Kohl's Corp. ...............................................................  United States             9,611         681,516
      The Men's Wearhouse Inc. ...................................................  United States            15,927         683,905
    b Target Corp. ...............................................................  United States            11,015         675,880
  a,b Zumiez Inc. ................................................................  United States            15,902         523,176
                                                                                                                     --------------
                                                                                                                          3,374,673
                                                                                                                     --------------
      TECHNOLOGY SERVICES 3.0%
      Paychex Inc. ...............................................................  United States             8,450         338,085
  a,b Quest Software Inc. ........................................................  United States            26,346         393,346
  a,b VeriSign Inc. ..............................................................  United States             8,376         200,186
                                                                                                                     --------------
                                                                                                                            931,617
                                                                                                                     --------------

      TRANSPORTATION 5.3%
    b FedEx Corp. ................................................................  United States             3,649         402,849
    b J.B. Hunt Transport Services Inc. ..........................................  United States            28,031         704,419
  a,b Republic Airways Holdings Inc. .............................................  United States            29,065         555,723
                                                                                                                     --------------
                                                                                                                          1,662,991
                                                                                                                     --------------
      UTILITIES 1.9%
    b FirstEnergy Corp. ..........................................................  United States             4,868         288,819
      Public Service Enterprise Group Inc. .......................................  United States             4,709         315,644
                                                                                                                     --------------
                                                                                                                            604,463
                                                                                                                     --------------
      TOTAL COMMON STOCKS (COST $17,418,627) .....................................                                       21,470,523
                                                                                                                     --------------
      SHORT TERM INVESTMENTS 70.2%
      MONEY MARKET FUND (COST $7,782,675) 25.0%
    d Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% .......  United States         7,782,675       7,782,675
                                                                                                                     --------------


52| Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN U.S. LONG-SHORT FUND                                                  COUNTRY       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENTS (CONTINUED)
      REPURCHASE AGREEMENT (COST $14,046,297) 45.2%
    e Joint Repurchase Agreement, 5.222%, 2/01/07 (Maturity Value $14,048,334) ...  United States  $     14,046,297  $   14,046,297
        ABN AMRO Bank, NV, New York Branch (Maturity Value $1,226,841)
        Banc of America Securities LLC (Maturity Value $1,226,841)
        Barclays Capital Inc. (Maturity Value $1,226,841)
        Bear, Stearns & Co. Inc. (Maturity Value $605,764)
        BNP Paribas Securities Corp. (Maturity Value $1,226,841)
        Deutsche Bank Securities Inc. (Maturity Value $1,226,841)
        Goldman, Sachs & Co. (Maturity Value $1,226,841)
        Greenwich Capital Markets Inc. (Maturity Value $1,226,841)
        Lehman Brothers Inc. (Maturity Value $1,174,160)
        Merrill Lynch Government Securities Inc. (Maturity Value $1,226,841)
        Morgan Stanley & Co. Inc. (Maturity Value $1,226,841)
        UBS Securities LLC (Maturity Value $1,226,841)
          Collateralized by U.S. Government Agency Securities, 2.50% - 7.625%,
            3/15/07 - 10/15/11; f U.S. Government Agency Discount Notes,
            2/28/07 - 4/16/07; f U.S. Treasury Bill, 5/31/07; and U.S.
            Treasury Notes,
            2.625% - 5.125%, 7/31/07 - 11/30/11
                                                                                                                     --------------
      TOTAL INVESTMENTS (COST $39,247,599) 139.1% ................................                                       43,299,495
      SECURITIES SOLD SHORT (28.5)% ..............................................                                       (8,886,763)
      OTHER ASSETS, LESS LIABILITIES (10.6)% .....................................                                       (3,295,346)
                                                                                                                     --------------
      NET ASSETS 100.0% ..........................................................                                   $   31,117,386
                                                                                                                     ==============

                                                                                                      -------------
                                                                                                         SHARES
                                                                                                      -------------
      SECURITIES SOLD SHORT 28.5%
      CONSUMER NON-DURABLES 1.0%
      Kellwood Co. ...............................................................  United States             9,766  $      320,325
                                                                                                                     --------------
      CONSUMER SERVICES 1.8%
      Darden Restaurants Inc. ....................................................  United States             8,133         318,326
      Royal Caribbean Cruises Ltd. ...............................................  United States             5,415         243,296
                                                                                                                     --------------
                                                                                                                            561,622
                                                                                                                     --------------
      DIVERSIFIED FINANCIAL SERVICES 2.1%
      Energy Select Sector SPDR Fund .............................................  United States             7,456         432,001
      iShares Nasdaq Biotechnology Index Fund ....................................  United States             2,836         226,426
                                                                                                                     --------------
                                                                                                                            658,427
                                                                                                                     --------------
      ELECTRONIC TECHNOLOGY 2.8%
      Avici Systems Inc. .........................................................  United States            66,913         464,376
      Novellus Systems Inc. ......................................................  United States            12,893         397,491
                                                                                                                     --------------
                                                                                                                            861,867
                                                                                                                     --------------
      ENERGY MINERALS 2.1%
      Repsol YPF SA, ADR .........................................................      Spain                 8,778         289,060
      Whiting Petroleum Corp. ....................................................  United States             8,140         370,940
                                                                                                                     --------------
                                                                                                                            660,000
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 53

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN U.S. LONG-SHORT FUND                                                    COUNTRY           SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
      SECURITIES SOLD SHORT (CONTINUED)
      FINANCE 1.1%
      Old Second Bancorp Inc. ....................................................  United States            11,922  $      344,903
                                                                                                                     --------------
      HEALTH TECHNOLOGY 1.6%
      DJO Inc. ...................................................................  United States            12,328         510,379
                                                                                                                     --------------
      PRODUCER MANUFACTURING 4.3%
      American Axle & Manufacturing Holdings Inc. ................................  United States             9,816         203,976
      Evergreen Solar Inc. .......................................................  United States            14,664         123,031
      Robbins & Myers Inc. .......................................................  United States             7,891         343,101
      Superior Industries International Inc. .....................................  United States            31,902         649,844
                                                                                                                     --------------
                                                                                                                          1,319,952
                                                                                                                     --------------
      RETAIL TRADE 7.0%
      Big Lots Inc. ..............................................................  United States            13,527         350,755
      Cabela's Inc., A ...........................................................  United States            26,433         633,863
      Dillard's Inc., A ..........................................................  United States            23,111         793,632
      FTD Group Inc. .............................................................  United States            21,058         388,731
                                                                                                                     --------------
                                                                                                                          2,166,981
                                                                                                                     --------------
      TECHNOLOGY SERVICES 1.3%
      Napster Inc. ...............................................................  United States           103,134         413,567
                                                                                                                     --------------
      TRANSPORTATION 3.4%
      Covenant Transport Inc., A .................................................  United States            26,587         310,802
      Kansas City Southern .......................................................  United States            13,649         410,289
      SAIA Inc. ..................................................................  United States            13,045         347,649
                                                                                                                     --------------
                                                                                                                          1,068,740
                                                                                                                     --------------
      TOTAL SECURITIES SOLD SHORT (PROCEEDS $8,086,414) ..........................                                   $    8,886,763
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 55.

a Non-income producing for the twelve months ended January 31, 2007.

b Security segregated with broker for securities sold short.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2007 the value of this security was $244,383, representing 0.79% of net assets.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

e Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2007, all repurchase agreements had been entered into on that date.

f The security is traded on a discount basis with no stated coupon rate.


54 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

CURRENCY ABBREVIATIONS

AUD    - Australian Dollar
BRL    - Brazilian Real
CAD    - Canadian Dollar
EGP    - Egyptian Pound
EUR    - Euro
IDR    - Indonesian Rupiah
ISK    - Iceland Krona
JPY    - Japanese Yen
KRW    - South Korean Won
MXN    - Mexican Peso
MYR    - Malaysian Ringgit
NOK    - Norwegian Krone
NZD    - New Zealand Dollar
PEN    - Peruvian Nuevo Sol
PLN    - Polish Zloty
SEK    - Swedish Krona
SGD    - Singapore Dollar
SKK    - Slovak Koruna
THB    - Thai Baht

SELECTED PORTFOLIO ABBREVIATIONS

ADR    - American Depository Receipt
FHLMC  - Federal Home Loan Mortgage Corp.
FNMA   - Federal National Mortgage Association
FRN    - Floating Rate Note
GDR    - Global Depository Receipt
GNMA   - Government National Mortgage Association
HOLDRS - Holding Company Depository Receipts
L/C    - Letter of Credit
PIPES  - Private Investment in Public Equity Security
REIT   - Real Estate Investment Trust
SF     - Single Family
SPDR   - S&P Depository Receipt


                                        Quarterly Statements of Investments | 55

Franklin Strategic Series

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Strategic Series is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of twelve funds (the Funds). All Funds are non-diversified, except Franklin Aggressive Growth Fund, Franklin Blue Chip Fund, Franklin Small Cap Growth Fund II, Franklin Small-Mid Cap Growth Fund, Franklin Strategic Income Fund and Franklin
U.S. Long-Short Fund, which are diversified.

2. INCOME TAXES

At January 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                      --------------------------------------------------------
                                                          FRANKLIN            FRANKLIN            FRANKLIN
                                                         AGGRESSIVE        BIOTECHNOLOGY         BLUE CHIP
                                                        GROWTH FUND        DISCOVERY FUND           FUND
                                                      --------------------------------------------------------
Cost of investments ...............................   $   198,442,481       $ 311,889,786     $   174,009,358
                                                      ========================================================

Unrealized appreciation ...........................   $    44,182,942       $ 170,667,563     $    44,896,418
Unrealized depreciation ...........................        (1,989,268)        (17,054,275)         (7,546,169)
                                                      --------------------------------------------------------
Net unrealized appreciation (depreciation) ........   $    42,193,674       $ 153,613,288     $    37,350,249
                                                      ========================================================

                                                      --------------------------------------------------------
                                                          FRANKLIN            FRANKLIN            FRANKLIN
                                                          FLEX CAP             GLOBAL          GLOBAL HEALTH
                                                        GROWTH FUND     COMMUNICATIONS FUND      CARE FUND
                                                      --------------------------------------------------------
Cost of investments ...............................   $ 2,218,646,228       $  58,452,987     $   108,213,180
                                                      ========================================================

Unrealized appreciation ...........................   $   712,077,205       $  31,767,758     $    38,710,994
Unrealized depreciation ...........................       (13,559,716)           (803,901)         (2,356,005)
                                                      --------------------------------------------------------
Net unrealized appreciation (depreciation) ........   $   698,517,489       $  30,963,857     $    36,354,989
                                                      ========================================================

                                                      --------------------------------------------------------
                                                          FRANKLIN           FRANKLIN             FRANKLIN
                                                           NATURAL           SMALL CAP          SMALL-MID CAP
                                                       RESOURCES FUND      GROWTH FUND II        GROWTH FUND
                                                      --------------------------------------------------------
Cost of investments ...............................   $   341,741,493       $ 861,348,731     $ 5,368,599,416
                                                      ========================================================

Unrealized appreciation ...........................   $   131,846,443       $ 285,055,652     $ 1,901,672,148
Unrealized depreciation ...........................        (7,241,882)        (54,127,420)       (168,796,837)
                                                      --------------------------------------------------------
Net unrealized appreciation (depreciation) ........   $   124,604,561       $ 230,928,232     $ 1,732,875,311
                                                      ========================================================

                                                      --------------------------------------------------------
                                                           FRANKLIN           FRANKLIN            FRANKLIN
                                                           STRATEGIC         TECHNOLOGY       U.S. LONG-SHORT
                                                          INCOME FUND           FUND                FUND
                                                      --------------------------------------------------------
Cost of investments ...............................   $ 1,853,420,204       $  41,600,360     $    39,275,499
                                                      ========================================================

Unrealized appreciation ...........................   $    45,283,196       $   9,619,937     $     4,660,544
Unrealized depreciation ...........................       (21,298,956)           (666,708)           (636,548)
                                                      --------------------------------------------------------
Net unrealized appreciation (depreciation) ........   $    23,984,240       $   8,953,229     $     4,023,996
                                                      ========================================================


56 | Quarterly Statements of Investments

Franklin Strategic Series

3. FORWARD EXCHANGE CONTRACTS

At January 31, 2007, the Franklin Strategic Income Fund had the following forward exchange contracts outstanding:

                                               CONTRACT      SETTLEMENT   UNREALIZED   UNREALIZED
                                               AMOUNT a         DATE         GAIN         LOSS
-------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
       98,750,000   Iceland Krona .......     1,330,683         6/20/07   $   60,726   $       --
      148,125,000   Iceland Krona .......     2,004,398         6/21/07       82,231           --
      148,125,000   Iceland Krona .......     1,988,255         6/27/07       95,469           --
    4,562,436,157   Chilean Peso ........    95,141,931 MXN     9/12/07           --     (113,493)
    1,698,885,602   Chilean Peso ........    35,638,464 MXN     9/14/07           --      (60,630)
      453,000,000   Iceland Krona .......     6,057,769        10/09/07      172,578           --
       71,000,000   Iceland Krona .......       949,452        10/09/07       27,049           --
       64,500,000   Indian Rupee ........     2,147,495 NZD    10/29/07           --      (12,103)
      162,000,000   Indian Rupee ........     5,347,064 NZD    10/29/07          874           --
      295,195,897   Indian Rupee ........    73,468,367 MXN    1/28/08            --       (7,057)
                                                                          -----------------------
                    Unrealized gain (loss) on forward exchange
                      contracts                                              438,927     (193,283)
                                                                          -----------------------
                    Net unrealized gain (loss) on forward
                      exchange contracts                                               $  245,644
                                                                                       ==========

a In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATIONS

MXN - Mexican Peso

NZD - New Zealand Dollar

4. RESTRICTED SECURITIES

At January 31, 2007, the following Funds held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

-------------------------------------------------------------------------------------------------------------------
SHARES/                                                                  ACQUISITION
WARRANTS        ISSUER                                                      DATES          COST           VALUE
-------------------------------------------------------------------------------------------------------------------
FRANKLIN AGGRESSIVE GROWTH FUND
     374,806    Dilithium Networks Inc., depository receipt,
                  D, pfd., 144A, PIPES ................................    7/13/06     $    873,300   $     873,298
      88,400    Force Protection Inc., 144A, PIPES ....................   12/19/06        1,038,700       1,315,986
                                                                                                      -------------
                   TOTAL RESTRICTED SECURITIES (0.90% of Net Assets) ..                               $   2,189,284
                                                                                                      =============
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
     279,590   a Critical Therapeutics Inc., wts., 10/26/11 ...........   10/26/06     $         --   $     156,011
   1,128,271     Fibrogen Inc., cvt. pfd., E ..........................    5/19/00        5,065,936       7,581,981
                                                                                                      -------------
                   TOTAL RESTRICTED SECURITIES (1.67% of Net Assets) ..                               $   7,737,992
                                                                                                      =============


                                        Quarterly Statements of Investments | 57

Franklin Strategic Series

4. RESTRICTED SECURITIES (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------
SHARES/                                                                ACQUISITION
WARRANTS        ISSUER                                                    DATES                  COST            VALUE
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH FUND
     145,772    Anda Networks, cvt. pfd., D .....................        3/24/00            $   2,000,000    $     65,131
   2,227,171    Fibrogen Inc., cvt. pfd., E .....................        5/19/00                9,999,998      14,966,589
     772,727    Masimo Corp., cvt. pfd., F ......................        5/15/00                8,499,997      12,008,178
                                                                                                             ------------
                   TOTAL RESTRICTED SECURITIES (0.94% of Net Assets) ....................................    $ 27,039,898
                                                                                                             ============
FRANKLIN GLOBAL COMMUNICATIONS FUND
     124,248    Dilithium Networks Inc., depository receipt,
                D, pfd., 144A, PIPES ............................        7/13/06            $     289,500    $    289,498
                                                                                                             ============
                   TOTAL RESTRICTED SECURITIES (0.32% of Net Assets)
FRANKLIN GLOBAL HEALTH CARE FUND
     136,364    Masimo Corp., cvt. pfd., F ......................        5/15/00                1,500,004    $  2,119,097
                                                                                                             ============
                   TOTAL RESTRICTED SECURITIES (1.47% of Net Assets)
FRANKLIN NATURAL RESOURCES FUND
     199,375    Energy Coal Resources, 144A .....................   11/16/05 - 5/05/06      $   3,118,103    $  2,462,281
                                                                                                             ============
                   TOTAL RESTRICTED SECURITIES (0.52% of Net Assets)
FRANKLIN SMALL CAP GROWTH FUND II
     601,000    Force Protection Inc., 144A, PIPES ..............        12/19/06           $   7,061,750    $  8,946,922
                                                                                                             ============
                   TOTAL RESTRICTED SECURITIES (0.82% of Net Assets)
FRANKLIN SMALL-MID CAP GROWTH FUND
     364,431    Anda Networks, cvt. pfd., D .....................        3/24/00            $   5,000,000    $    162,828
   4,316,100    Force Protection Inc., 144A, PIPES ..............       12/19/06               50,714,175      64,252,594
   1,792,573    Foveon Inc., cvt. pfd., D, 144A .................        4/08/02               13,999,995         814,903
   2,597,593    Foveon Inc., cvt. pfd., E, 144A .................        5/31/05                2,635,024       3,293,748
     682,128    Mirapoint Inc., 144A ............................        9/09/99                4,999,998              --
     301,660    Mirapoint Inc., pfd .............................        7/07/05                  561,391         304,676
                                                                                                             ------------
                   TOTAL RESTRICTED SECURITIES (0.96% of Net Assets) ....................................    $ 68,828,749
                                                                                                             ============
FRANKLIN STRATEGIC INCOME FUND
     516,372    Cambridge Industries Liquidating
                Trust Interest ..................................        1/09/02            $          --    $        568
      64,666    VS Holdings Inc .................................       12/06/01                   64,666              --
                                                                                                             ------------
                   TOTAL RESTRICTED SECURITIES (0.00%b of Net Assets) ...................................    $        568
                                                                                                             ============

a The Franklin Biotechnology Discovery Fund also invests in unrestricted securities of the issuer, valued at $1,149,257 as of January 31, 2007.

b Rounds to less than 0.01% of net assets.


58 | Quarterly Statements of Investments

Franklin Strategic Series

5. UNFUNDED LOAN COMMITMENTS

The Franklin Strategic Income Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At January 31, 2007, unfunded commitments were as follows:

--------------------------------------------------------------------------------
                                                                       UNFUNDED
BORROWER                                                              COMMITMENT
--------------------------------------------------------------------------------
CBRL Group (Cracker Barrel), Delay Draw .......................          262,448
VML US Finance LLC (Venetian Macau), Term Loan B ..............        1,693,333
                                                                      ----------
                                                                      $1,955,781
                                                                      ==========

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Flex Cap Growth Fund and the Franklin Small-Mid Cap Growth Fund for the nine months ended January 31, 2007 were as shown below.

-----------------------------------------------------------------------------------------------------------------------------------
                               NUMBER OF SHARES                               NUMBER OF                                  REALIZED
                               HELD AT BEGINNING    GROSS       GROSS       SHARES HELD AT       VALUE AT    INVESTMENT   CAPITAL
NAME OF ISSUER                    OF PERIOD       ADDITIONS   REDUCTION     END OF PERIOD     END OF PERIOD    INCOME   GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH FUND
NON-CONTROLLED AFFILIATES
SunPower Corp., A ...........       500,000           50,000          --        550,000      $           a   $       -- $        --
                                                                                             --------------------------------------
   TOTAL AFFILIATED
     SECURITIES (0.00% of
     Net Assets)
FRANKLIN SMALL-MID CAP
  GROWTH FUND
NON-CONTROLLED AFFILIATES
Allscripts Healthcare
  Solutions Inc. ............     2,169,700        1,090,200          --      3,259,900      $   99,752,940  $       -- $        --
Force Protection Inc.,
  144A, PIPES ...............            --        4,316,100          --      4,316,100          64,252,594          --          --
Internap Network
  Services Corp. ............            --        1,920,202          --      1,920,202          34,986,080          --          --
Microsemi Corp. .............     3,002,600        2,581,500          --      5,584,100         101,630,620          --          --
Tektronix Inc. ..............     4,660,300          175,400   1,225,202      3,610,498                   a     862,937    (158,691)
Wolverine World
  Wide Inc ..................     2,081,200          815,710          --      2,896,910          89,137,921     632,268          --
                                                                                             --------------------------------------
   TOTAL AFFILIATED SECURITIES
   (5.46% of Net Assets)                                                                     $  389,760,155  $1,495,205 $  (158,691)
                                                                                             ======================================

a As of January 31, 2007, no longer an affiliate.


                                        Quarterly Statements of Investments | 59

Franklin Strategic Series

7. OTHER CONSIDERATIONS

Directors or employees of Franklin Advisers, Inc., as the Franklin Natural Resources Fund's Investment Manager, serve as members of various bondholders' steering committees, on credit committees, and represent the funds in certain corporate restructuring negotiations. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the Fund's Investment Manager, while in possession of such information, seeks to buy or sell any of these securities, it will comply with all applicable federal securities laws. The securities have been identified on the accompanying Statement of Investments.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


60 | Quarterly Statements of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 29, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    March 29, 2007














                        Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC SERIES;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 29, 2007

/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration








I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC SERIES;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 29, 2007

/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer